UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                                               811-4906

     Dreyfus State Municipal Bond Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	04/30
Date of reporting period:	10/31/08

FORM N-CSR

Item 1.   Reports to Stockholders.

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

SEMIANNUAL REPORT October 31, 2008

BNY MELLON ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

19	Statement of Assets and Liabilities

20	Statement of Operations

21	Statement of Changes in Net Assets

24	Financial Highlights

28	Notes to Financial Statements

37	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2008, through October 31, 2008. These are difficult times for fixed-income investors.A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort.The U.S. economic slowdown also has gathered momentum, depressing investor sentiment and consumer confidence. These factors undermined returns in most bond market sectors, including municipal bonds. Even the traditional safe haven of U.S. government securities has encountered heightened volatility.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the general financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among municipal securities and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2008, through October 31, 2008, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Class A, B, C and Z shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of –5.83%, –6.10%, –6.18% and –5.73%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index, the fund’s benchmark, produced a total return of –4.70% for the same period.2 In addition, the fund is reported in the Lipper Massachusetts Municipal Debt Funds category, and the average total return for all funds reported in this Lipper category was –7.31% for the same period.3

A financial crisis and economic slowdown produced heightened volatility during the reporting period among many asset classes, including municipal bonds.The fund produced lower returns than its benchmark, which does not reflect fees and expenses like a mutual fund, primarily due to its relatively long average duration.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Massachusetts state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Massachusetts state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds: Caught in the Credit Crisis

A credit crisis originating in the sub-prime mortgage market sent shock-waves throughout the financial markets before the reporting period began, as highly leveraged institutional investors were forced by sub-prime related losses to sell their more liquid and creditworthy holdings, including municipal bonds. These developments were exacerbated by declining housing prices, rising unemployment and plummeting consumer confidence, which weighed heavily on the U.S. and Massachusetts economies.

By the time the reporting period began, aggressive reductions of short-term interest rates by the Federal Reserve Board (the “Fed”) and the Fed’s participation in the rescue of a major investment bank seemed to have an impact in preventing further economic deterioration. However, the resulting period of relative calm was short-lived, as renewed uncertainty regarding the magnitude of sub-prime related losses wreaked havoc on the global banking system in September 2008.The U.S. government responded by enacting a $700 billion rescue package. At the same time, the Fed and central banks around the world implemented a coordinated rate cut in an attempt to stem global turmoil, and financial markets appeared to stabilize by the reporting period’s end.

These factors seemed to compel highly leveraged institutional investors to sell their more creditworthy holdings, including municipal bonds, to raise cash for margin calls, putting pressure on prices. Municipal bonds also were hurt when monoline insurers incurred massive sub-prime

4

losses, causing investors to question the value of municipal bond insurance. Finally, the slumping economy put pressure on state and local budgets, including Massachusetts, further depressing investor sentiment.

Longer-than-Average Duration Hampered Fund Returns

While the fund benefited from our emphasis on municipal bonds with sound credit and liquidity profiles, the fund’s relatively long average duration detracted from relative performance. In addition, some of the fund’s longer-term, income-oriented bonds suffered during the downturn when investors believed they were unlikely to be redeemed early by their issuers. Conversely, the fund participated in the relative strength of income-oriented bonds with intermediate-term maturities.

Whenever possible, we attempted to upgrade the fund’s income stream by replacing existing holdings with bonds offering higher book yields. We also have purchased bonds that we believe have been punished too severely in the downturn and have the potential to gain value in a recovery.

Staying Cautious in a Volatile Market

The economic downturn and financial crisis have persisted,and we intend to maintain our focus on relatively liquid, income-oriented municipal bonds with strong credit profiles and maturities in the 20-year range.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2008
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 4.50	$ 7.23	$ 8.21	$ 3.48
Ending value (after expenses)	$941.70	$939.00	$938.20	$942.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2008
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 4.69	$ 7.53	$ 8.54	$ 3.62
Ending value (after expenses)	$1,020.57	$1,017.74	$1,016.74	$1,021.63

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.48% for Class B, 1.68% for Class C and .71% for Class Z; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.9%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts—88.6%
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/17	1,945,000	2,000,685
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/18	2,040,000	2,082,901
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/19	2,140,000	2,173,983
Bellingham,
GO (Insured; AMBAC)	5.00	3/1/20	2,245,000	2,265,721
Boston,
Convention Center Loan,
Special Obligation Bonds
(Insured; AMBAC)	5.00	5/1/16	1,750,000	1,792,840
Boston,
GO	5.75	2/1/10	3,945,000 [a]	4,117,988
Boston Housing Authority,
Capital Program Revenue
(Insured; FSA)	5.00	4/1/24	2,000,000	1,912,880
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor
Electric Energy Company
Project)	7.38	5/15/15	1,470,000	1,482,392
Boston Water and Sewer Commission,
Revenue	5.00	11/1/20	2,000,000	2,014,420
Brookline,
GO	5.25	4/1/20	3,860,000	3,929,171
Greater Lawrence Sanitation
District, GO (Insured; MBIA, Inc.)	5.75	6/15/10	1,425,000 [a]	1,517,810
Holliston,
GO (Insured; MBIA, Inc.)	5.25	4/1/20	1,655,000	1,686,892
Holyoke Gas and Electric
Department, Revenue
(Insured; MBIA, Inc.)	5.38	12/1/15	1,245,000	1,280,495
Hopkinton,
GO	5.00	9/1/17	1,735,000	1,778,132
Hopkinton,
GO	5.00	9/1/18	1,735,000	1,766,352

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Hopkinton,
GO	5.00	9/1/19	1,735,000	1,757,815
Hopkinton,
GO	5.00	9/1/20	1,735,000	1,747,509
Marblehead,
GO	5.00	8/15/23	1,835,000	1,850,451
Marblehead,
GO	5.00	8/15/24	1,925,000	1,935,414
Massachusetts,
Federal Highway	5.50	12/15/09	1,000,000	1,040,790
Massachusetts,
Federal Highway, GAN	5.50	6/15/14	1,000,000	1,013,670
Massachusetts,
GO	5.25	8/1/22	2,650,000	2,769,913
Massachusetts,
GO	3.35	11/1/25	5,000,000 [b]	3,100,000
Massachusetts,
GO (Insured; AMBAC)	6.00	8/1/10	1,500,000	1,584,855
Massachusetts,
GO (Insured; FSA)	5.25	9/1/23	1,000,000	1,042,970
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	6.20	3/1/16	2,055,000	2,224,065
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	7.00	3/1/21	1,000,000	1,138,740
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000	2,405,904
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/30	590,000	570,689
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/21	1,000,000	1,024,480
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; MBIA, Inc.)	5.50	7/1/27	3,000,000	3,154,290

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Massachusetts (continued)
Massachusetts College Building
Authority, Project Revenue
(Insured; MBIA, Inc.)	0.00	5/1/26	5,385,000	[c]	2,048,454
Massachusetts Development
Finance Agency,
Higher Education Revenue
(Emerson College Issue)	5.00	1/1/22	1,000,000		906,390
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured; Radian)	6.00	3/1/30	1,905,000		1,760,639
Massachusetts Development Finance
Agency, Revenue (Landmark
School Issue) (Insured; Radian)	5.25	6/1/29	1,100,000		906,180
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.75	1/1/10	2,000,000	[a]	2,124,740
Massachusetts Development Finance
Agency, Revenue (Mount Holyoke
College Issue)	5.25	7/1/31	5,000,000		4,795,050
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	5.75	6/20/22	600,000		607,176
Massachusetts Development
Finance Agency, Revenue
(Neville Communities Home, Inc.
Project) (Collateralized; GNMA)	6.00	6/20/44	1,500,000		1,476,660
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000		1,807,225
Massachusetts Development Finance
Agency, RRR (Ogden Haverhill
Project)	5.50	12/1/19	1,200,000		1,018,272
Massachusetts Development Finance
Agency, RRR (SEMASS System)
(Insured; MBIA, Inc.)	5.63	1/1/14	2,000,000		2,098,060

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Massachusetts (continued)
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000		1,399,980
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.70	7/1/11	290,000		290,125
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	1,440,000		1,417,608
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.85	7/1/14	210,000		209,979
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	10,000,000		7,634,500
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; Assured
Guaranty)	6.13	1/1/22	2,500,000		2,340,000
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; MBIA, Inc.)	5.13	12/1/14	420,000		407,459
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	1/1/12	1,070,000	[a]	1,175,459
Massachusetts Health and Educational
Facilities Authority, Healthcare
System Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	1/1/12	310,000	[a]	345,201
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	7/1/17	1,175,000		1,218,510

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	4,030,000	3,999,977
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
Medical Center Issue)	5.75	7/1/31	2,000,000	1,579,280
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Colleges Program Issue)
(Insured; AMBAC)	5.25	10/1/26	2,845,000	2,736,264
Massachusetts Health and
Educational Facilities
Authority, Revenue (Dana-
Farber Cancer Institute Issue)	5.25	12/1/27	2,000,000	1,820,220
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hallmark
Health System Issue)
(Insured; FSA)	5.25	7/1/10	2,055,000	2,079,557
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	6.00	7/1/10	2,500,000 [a]	2,676,300
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/22	2,945,000	2,972,035
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000	4,016,240

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue)	6.50	7/15/12	2,250,000	[a]	2,500,830
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/11	1,290,000	[a]	1,400,618
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/16	1,520,000		1,622,099
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/17	45,000		48,023
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	60,000		56,102
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	4,950,000		3,908,718
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Insured; MBIA, Inc.)	5.13	7/1/11	1,000,000		1,005,700
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000		970,101
Massachusetts Health and
Educational Facilities
Authority, Revenue (The
Schepens Eye Research
Institute, Inc. Issue)
(Insured; ACA)	6.50	7/1/28	2,020,000		1,567,076

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/17	1,700,000	1,844,381
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,748,793
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,431,009
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	703,311
Massachusetts Housing Finance
Agency, Housing Development
Revenue (Insured; MBIA, Inc.)	5.40	6/1/20	345,000	314,951
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000	967,579
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000	978,156
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	1,592,000
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	2,000,000	1,716,420
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000	1,029,794
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	6/1/37	3,000,000	2,260,980
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000	1,602,484
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	2,000,000	1,529,060
Massachusetts Housing Finance
Agency, Rental Housing
Mortgage Revenue
(Insured; AMBAC)	5.70	7/1/20	1,280,000	1,149,606

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,315,000	958,990
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	2,500,000	2,165,200
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue (Massachusetts-
American Hingham Project)	6.95	12/1/35	2,790,000	2,762,909
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA, Inc.)	5.25	7/1/14	2,000,000	2,084,220
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	3,065,000	3,079,191
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.20	8/1/11	1,000,000 [a]	1,061,580
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.25	8/1/21	1,500,000	1,536,765
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA, Inc.)	5.25	8/1/26	2,000,000	2,013,780
Medford,
GO (Insured; AMBAC)	5.00	3/15/19	1,155,000	1,156,282
Narragansett Regional School
District, GO (Insured; AMBAC)	6.50	6/1/16	1,205,000	1,277,143
Pittsfield,
GO (Insured; MBIA, Inc.)	5.13	4/15/22	1,500,000	1,505,265
Sandwich,
GO (Insured; MBIA, Inc.)	5.00	7/15/19	1,000,000	1,020,450
Triton Regional School District,
GO (Insured; FGIC)	5.25	4/1/19	1,420,000	1,453,881
Triton Regional School District,
GO (Insured; FGIC)	5.25	4/1/20	1,420,000	1,447,363

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Massachusetts (continued)
Westfield,
GO (Insured; FGIC)	6.50	5/1/10	1,750,000	[a]	1,874,915
Worcester,
GO (Insured; FGIC)	5.00	4/1/19	1,000,000		968,630
U.S. Related—9.3%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000	[a]	2,094,160
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,960,000		1,478,134
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000		903,322
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	[c]	107,100
Puerto Rico Aqueduct and
Sewer Authority, Senior
Lien Revenue	6.00	7/1/38	2,000,000		1,832,360
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000		1,331,685
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.25	7/1/14	1,000,000		1,036,070
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/27	1,000,000		980,120
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; XLCA)	5.25	7/1/17	1,460,000		1,426,143
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000	[c]	1,111,637
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000		1,182,284

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000	1,837,053
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000	1,281,621
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	365,000	372,023
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	500,000	455,560
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,008,110

Total Investments (cost $209,607,794)			97.9%	194,783,494

Cash and Receivables (Net)			2.1%	4,151,260

Net Assets			100.0%	198,934,754

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.

16

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	39.8
AA		Aa		AA	37.2
A		A		A	11.1
BBB		Baa		BBB	9.4
Not Rated [d]		Not Rated [d]		Not Rated [d]	2.5
					100.0

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			209,607,794	194,783,494
Cash				1,098,127
Interest receivable				3,228,053
Receivable for shares of Beneficial Interest subscribed				12,275
Prepaid expenses				18,596
				199,140,545

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				126,983
Payable for shares of Beneficial Interest redeemed				49,924
Interest payable—Note 2				17
Accrued expenses				28,867
				205,791

Net Assets ($)				198,934,754

Composition of Net Assets ($):
Paid-in capital				213,190,838
Accumulated undistributed investment income—net				15,063
Accumulated net realized gain (loss) on investments				553,153
Accumulated net unrealized appreciation
(depreciation) on investments				(14,824,300)

Net Assets ($)				198,934,754

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	37,454,074	2,104,700	2,898,318	156,477,662
Shares Outstanding	3,598,000	202,402	278,201	15,033,450

Net Asset Value Per Share ($)	10.41	10.40	10.42	10.41

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	5,644,808
Expenses:
Management fee—Note 3(a)	610,001
Shareholder servicing costs—Note 3(c)	159,709
Distribution fees—Note 3(b)	18,206
Professional fees	18,196
Custodian fees—Note 3(c)	14,776
Registration fees	14,628
Prospectus and shareholders’ reports	4,522
Trustees’ fees and expenses—Note 3(d)	1,441
Loan commitment fees—Note 2	998
Interest expense—Note 2	17
Miscellaneous	21,098
Total Expenses	863,592
Less—reduction in fees
due to earnings credits—Note 1(b)	(5,710)
Net Expenses	857,882
Investment Income—Net	4,786,926

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	85,939
Net unrealized appreciation (depreciation) on investments	(17,619,697)
Net Realized and Unrealized Gain (Loss) on Investments	(17,533,758)
Net (Decrease) in Net Assets Resulting from Operations	(12,746,832)

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Operations ($):
Investment income—net	4,786,926	9,838,068
Net realized gain (loss) on investments	85,939	379,041
Net unrealized appreciation
(depreciation) on investments	(17,619,697)	(7,822,537)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(12,746,832)	2,394,572

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(886,148)	(1,843,143)
Class B Shares	(45,861)	(119,472)
Class C Shares	(53,657)	(107,360)
Class Z Shares	(3,786,197)	(7,748,495)
Net realized gain on investments:
Class A Shares	—	(59,733)
Class B Shares	—	(4,456)
Class C Shares	—	(4,194)
Class Z Shares	—	(238,104)
Total Dividends	(4,771,863)	(10,124,957)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,666,442	6,088,061
Class B Shares	22,058	19,620
Class C Shares	138,159	534,523
Class Z Shares	1,559,583	6,890,587

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares	634,312	1,372,878
Class B Shares	29,094	70,391
Class C Shares	37,441	76,615
Class Z Shares	2,868,392	6,085,230
Cost of shares redeemed:
Class A Shares	(6,673,152)	(10,789,108)
Class B Shares	(669,662)	(951,740)
Class C Shares	(351,106)	(706,051)
Class Z Shares	(11,862,572)	(25,020,482)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(11,601,011)	(16,329,476)
Total Increase (Decrease) in Net Assets	(29,119,706)	(24,059,861)

Net Assets ($):
Beginning of Period	228,054,460	252,114,321
End of Period	198,934,754	228,054,460
Undistributed investment income—net	15,063	—

22

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Capital Share Transactions:
Class Aa
Shares sold	238,297	530,117
Shares issued for dividends reinvested	57,788	120,259
Shares redeemed	(612,153)	(941,555)
Net Increase (Decrease) in Shares Outstanding	(316,068)	(291,179)

Class Ba
Shares sold	1,955	1,700
Shares issued for dividends reinvested	2,653	6,174
Shares redeemed	(60,304)	(83,974)
Net Increase (Decrease) in Shares Outstanding	(55,696)	(76,100)

Class C
Shares sold	12,661	46,457
Shares issued for dividends reinvested	3,413	6,706
Shares redeemed	(31,268)	(61,422)
Net Increase (Decrease) in Shares Outstanding	(15,194)	(8,259)

Class Z
Shares sold	140,354	600,908
Shares issued for dividends reinvested	261,387	533,312
Shares redeemed	(1,107,762)	(2,176,394)
Net Increase (Decrease) in Shares Outstanding	(706,021)	(1,042,174)

a	During the period ended October 31, 2008, 29,704, Class B shares representing $329,148, were automatically converted to 29,678 Class A shares and during the period ended April 30, 2008, 33,679 Class B shares representing $382,783 were automatically converted to 33,650 Class A shares.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class A shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	11.29	11.66	11.56	11.87	11.50	11.80
Investment Operations:
Investment income—net[a]	.23	.46	.47	.46	.46	.46
Net realized and unrealized
gain (loss) on investments	(.88)	(.36)	.12	(.29)	.39	(.21)
Total from
Investment Operations	(.65)	.10	.59	.17	.85	.25
Distributions:
Dividends from
investment income—net	(.23)	(.46)	(.46)	(.46)	(.46)	(.46)
Dividends from net realized
gain on investments	—	(.01)	(.03)	(.02)	(.02)	(.09)
Total Distributions	(.23)	(.47)	(.49)	(.48)	(.48)	(.55)
Net asset value, end of period	10.41	11.29	11.66	11.56	11.87	11.50

Total Return (%)[b]	(5.83)[c]	.92	5.23	1.48	7.54	2.15

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[d]	.93	.92	.92	.97	.99
Ratio of net expenses
to average net assets	.92[d]	.92	.92	.92[e]	.97[e]	.99
Ratio of net investment income
to average net assets	4.17[d]	4.01	3.99	3.92	3.96	3.94
Portfolio Turnover Rate	7.26[c]	18.21	30.97	34.00	43.92	46.61

Net Assets, end of period
($ x 1,000)	37,454	44,178	49,034	49,913	51,884	50,624

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

24

Six Months Ended
October 31, 2008			Year Ended April 30,

Class B shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	11.28	11.65	11.54	11.86	11.50	11.80
Investment Operations:
Investment income—net[a]	.20	.39	.40	.40	.40	.40
Net realized and unrealized
gain (loss) on investments	(.88)	(.36)	.14	(.30)	.38	(.21)
Total from
Investment Operations	(.68)	.03	.54	.10	.78	.19
Distributions:
Dividends from
investment income—net	(.20)	(.39)	(.40)	(.40)	(.40)	(.40)
Dividends from net realized
gain on investments	—	(.01)	(.03)	(.02)	(.02)	(.09)
Total Distributions	(.20)	(.40)	(.43)	(.42)	(.42)	(.49)
Net asset value, end of period	10.40	11.28	11.65	11.54	11.86	11.50

Total Return (%)[b]	(6.10)[c]	.36	4.77	.86	6.89	1.62

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.49[d]	1.48	1.45	1.45	1.49	1.51
Ratio of net expenses
to average net assets	1.48[d]	1.47	1.45	1.45[e]	1.49[e]	1.51
Ratio of net investment income
to average net assets	3.61[d]	3.46	3.47	3.39	3.44	3.41
Portfolio Turnover Rate	7.26[c]	18.21	30.97	34.00	43.92	46.61

Net Assets, end of period
($ x 1,000)	2,105	2,910	3,893	5,188	6,239	6,990

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class C shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	11.30	11.67	11.56	11.88	11.51	11.82
Investment Operations:
Investment income—net[a]	.19	.37	.38	.37	.37	.38
Net realized and unrealized
gain (loss) on investments	(.88)	(.36)	.14	(.30)	.39	(.23)
Total from
Investment Operations	(.69)	.01	.52	.07	.76	.15
Distributions:
Dividends from
investment income—net	(.19)	(.37)	(.38)	(.37)	(.37)	(.37)
Dividends from net realized
gain on investments	—	(.01)	(.03)	(.02)	(.02)	(.09)
Total Distributions	(.19)	(.38)	(.41)	(.39)	(.39)	(.46)
Net asset value, end of period	10.42	11.30	11.67	11.56	11.88	11.51

Total Return (%)[b]	(6.18)[c]	.17	4.53	.64	6.74	1.29

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68[d]	1.68	1.67	1.66	1.72	1.74
Ratio of net expenses
to average net assets	1.68[d]	1.67	1.67	1.66[e]	1.71	1.74
Ratio of net investment income
to average net assets	3.42[d]	3.26	3.24	3.18	3.20	3.15
Portfolio Turnover Rate	7.26[c]	18.21	30.97	34.00	43.92	46.61

Net Assets, end of period
($ x 1,000)	2,898	3,314	3,520	4,478	4,214	3,680

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

26

Six Months Ended
October 31, 2008			Year Ended April 30,

Class Z Shares	(Unaudited)	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	11.29	11.66	11.55	11.87	11.88
Investment Operations:
Investment income—net[b]	.24	.48	.48	.48	.25
Net realized and unrealized
gain (loss) on investments	(.88)	(.36)	.15	(.30)	.01
Total from Investment Operations	(.64)	.12	.63	.18	.26
Distributions:
Dividends from investment income—net	(.24)	(.48)	(.49)	(.48)	(.25)
Dividends from net realized
gain on investments	—	(.01)	(.03)	(.02)	(.02)
Total Distributions	(.24)	(.49)	(.52)	(.50)	(.27)
Net asset value, end of period	10.41	11.29	11.66	11.55	11.87

Total Return (%)	(5.73)[c]	1.14	5.54	1.56	2.23[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71[d]	.71	.71	.76	.77[d]
Ratio of net expenses
to average net assets	.71[d]	.70	.71	.75	.76[d]
Ratio of net investment income
to average net assets	4.38[d]	4.23	4.20	4.09	4.07[d]
Portfolio Turnover Rate	7.26[c]	18.21	30.97	34.00	43.92

Net Assets, end of period ($ x 1,000)	156,478	177,652	195,667	137,011	147,338

a	From October 20, 2004 (commencement of initial offering) to April 30, 2005.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series including the Dreyfus Massachusetts Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Trustees held on July 22, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the Trust from “Dreyfus Premier State Municipal Bond Fund” to “Dreyfus State Municipal Bond Funds”, and the name of the fund from “Massachusetts Series” to “Dreyfus Massachusetts Fund”.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B

28

shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of Dreyfus Massachusetts Tax Exempt Bond Fund as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	194,783,494	0
Level 3—Significant
Unobservable Inputs	0	0
Total	194,783,494	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ending October 31, 2008.

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

32

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008, were as follows: tax exempt income $9,818,470 and long-term capital gains $306,487.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under both Facilities during the period ended October 31, 2008 was approximately $700 with a related weighted average annualized interest rate of 2.37% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2008, the Distributor retained $688 from commissions earned on sales of the fund’s Class A shares and $1,539 and $5,431 from CDSCs on redemptions of the fund’s Class B shares and Class C shares, respectively.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2008, Class B and Class C shares were charged $6,384 and $11,822, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of the average daily net assets of their shares for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, Class A, Class B and Class C shares were charged $53,355, $3,192, and $3,941, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2008, Class Z shares were charged $39,773 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the

34

fund. During the period ended October 31, 2008, the fund was charged $36,175 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2008, the fund was charged $2,896 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement to provide custodial services for the fund. During the period ended October 31, 2008, the fund was charged $14,776 pursuant to the custody agreement.

During the period ended October 31, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $93,659, Rule 12b-1 distribution plan fees $2,724, shareholders services plan fees $9,092, custodian fees $7,869, chief compliance officer fees $1,973 and transfer agency per account fees $11,666.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A .10% redemption fee is charged and retained by the fund on certain Class Z shares redeemed within thirty days of their issuance.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2008, amounted to $15,577,087 and $24,764,344, respectively.

At October 31, 2008, accumulated net unrealized depreciation on investments was $14,824,300, consisting of $3,175,293 gross unrealized appreciation and $17,999,593 gross unrealized depreciation.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

36

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 22, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1999 - 2008) was below the Performance Group median for each reported time period except for the one-year periods ended May 31, 1999 and 2000 when it was equal to or above the median, and that the fund’s yield performance was above the Performance Universe median for each reported time period except the one-year periods ended May 31, 2003 and 2004 when it was lower than the median. The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2008, and noted that the fund’s total return performance was lower than the Performance Group median for each of the one-, two-, three-, four-, five- and ten-year periods, and lower than the Performance Universe median for each reported time period except the four-, five- and ten-year periods when it was equal to or higher than the median. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, noting that the fund outperformed its Lipper category average eight of the past ten calendar years.The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance. The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected performance.

38

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.

• Although the Board was concerned with the fund’s overall perfor- mance, it was generally satisfied with its yield performance relative to the Performance Universe and with the Manager’s efforts to improve the fund’s performance as discussed at the meeting. The Board concluded it was necessary to closely monitor the performance of the fund and its portfolio management team.

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

40

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 41

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

19	Statement of Assets and Liabilities

20	Statement of Operations

21	Statement of Changes in Net Assets

23	Financial Highlights

27	Notes to Financial Statements

37	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2008, through October 31, 2008. These are difficult times for fixed-income investors.A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort.The U.S. economic slowdown also has gathered momentum, depressing investor sentiment and consumer confidence. These factors undermined returns in most bond market sectors, including municipal bonds. Even the traditional safe haven of U.S. government securities has encountered heightened volatility.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the general financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among municipal securities and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chief Executive Officer
The Dreyfus Corporation

November 17, 2008 2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2008, through October 31, 2008, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Class A, B, C and Z shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of –5.32%, –5.59%, –5.66% and –5.21%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index, the fund’s benchmark, produced a total return of –4.70% for the same period.2 In addition, the fund is reported in the Lipper Pennsylvania Municipal Debt Funds category, and the average total return for all funds reported in this Lipper category was –7.64% for the same period.3

A financial crisis and economic slowdown produced heightened volatility during the reporting period among many asset classes, including municipal bonds.The fund produced lower returns than its benchmark, which does not reflect fees and expenses like a mutual fund, and the fund performed better than the Lipper category average, primarily because its relatively short average duration helped shelter the fund from the full brunt of market turbulence.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state personal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds: Caught in the Credit Crisis

A credit crisis originating in the sub-prime mortgage market sent shock-waves throughout the financial markets before the reporting period began, as highly leveraged institutional investors were forced by sub-prime related losses to sell their more liquid and creditworthy holdings, including municipal bonds. These developments were exacerbated by declining housing prices, rising unemployment and plummeting consumer confidence, which weighed heavily on the U.S. and Pennsylvania economies.

By the time the reporting period began, aggressive reductions of short-term interest rates by the Federal Reserve Board (the “Fed”) and the Fed’s participation in the rescue of a major investment bank seemed to have an impact in preventing further economic deterioration. However, the resulting period of relative calm was short-lived, as renewed uncertainty regarding the magnitude of sub-prime related losses wreaked havoc on the global banking system in September 2008.The U.S. government responded by enacting a $700 billion rescue package. At the same time, the Fed and central banks around the world implemented a coordinated rate cut in an attempt to stem global turmoil, and financial markets appeared to stabilize by the reporting period’s end.

Municipal bonds also were hurt when monoline insurers incurred massive sub-prime losses, causing investors to question the value of municipal bond insurance. Finally, the slumping economy put pres-

4

sure on state and local budgets, including Pennsylvania, further depressing investor sentiment.

Short Duration Helped Support Fund Returns

In this challenging environment, the fund benefited from our emphasis on municipal bonds with sound credit and liquidity profiles. In addition, over much of the reporting period, the fund’s average duration was modestly shorter than industry averages, helping to shelter it from the full brunt of market turbulence.

Conversely, while we allocated only a minor amount of the fund’s assets to lower-rated municipal bonds, even a small position detracted from relative performance in the reporting period’s volatile market.We have attempted to reduce these lower-rated holdings, but lack of investor demand has made the process a slow one. In addition, whenever possible, we have attempted to upgrade the fund’s income stream by replacing existing holdings with bonds offering higher book yields. These additions effectively increased the fund’s average duration to the neutral range by the reporting period’s end.

Staying Cautious in a Volatile Market

The economic downturn and financial crisis have persisted, and we intend to maintain our focus on income-oriented municipal bonds with strong credit and liquidity profiles.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns.

Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclay Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.

Index returns do not reflect fees and expenses associated with operating a mutual fund.

3	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2008

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 4.66	$ 7.40	$ 8.28	$ 3.78
Ending value (after expenses)	$946.80	$944.10	$943.40	$947.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 4.84	$ 7.68	$ 8.59	$ 3.92
Ending value (after expenses)	$1,020.42	$1,017.59	$1,016.69	$1,021.32

† Expenses are equal to the fund’s annualized expense ration of .95% for Class A, 1.51% for Class B, 1.69% for
Class C and .77% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.2%	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania—93.0%
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000		837,122
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA, Inc.)	5.00	12/1/19	1,900,000		1,825,805
Bethlehem Area Vocational
Technical School Authority, LR
(Insured; MBIA, Inc.)	5.00	9/1/19	895,000		895,734
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.00	12/1/11	1,480,000	[a]	1,575,149
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/12	1,230,000	[a]	1,326,567
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/18	25,000		25,442
Butler Area Sewer Authority,
Sewer Revenue (Insured; FGIC)	0.00	1/1/10	600,000	[b]	580,050
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,785,000		5,771,116
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000		398,819
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000		690,246
Charleroi Area School Authority,
School Revenue (Insured; FGIC)	0.00	10/1/20	2,000,000	[b]	982,460
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,600,000		1,226,272
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000		2,104,720

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
Council Rock School District,
GO (Insured; MBIA, Inc.)	5.00	11/15/11	1,400,000	[a]	1,488,900
Cumberland County Municipal
Authority, College Revenue
(Messiah College)
(Insured; AMBAC)	5.13	10/1/15	50,000		50,083
Cumberland County Municipal
Authority, Revenue
(Prebyterian Homes Obligated
Group Project)	5.35	1/1/20	515,000		447,329
Cumberland County Municipal
Authority, Revenue
(Prebyterian Homes Obligated
Group Project)	5.45	1/1/21	885,000		763,348
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center Project)	6.00	1/1/25	3,000,000		2,137,290
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; FGIC)	5.00	11/1/37	5,165,000		3,721,951
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000		786,020
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	5.40	9/1/16	1,000,000		877,170
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	1,000,000		728,180
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/16	1,000,000	[b]	662,060
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	5/1/18	2,750,000	[b]	1,611,418
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/18	2,750,000	[b]	1,562,770

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/19	2,750,000	[b]	1,447,985
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	5/1/20	2,750,000	[b]	1,370,738
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/20	2,500,000	[b]	1,207,550
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000		868,840
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	540,000	[b]	254,810
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	[b]	1,475,748
McKeesport Area School District,
GO (Insured; FGIC)	0.00	10/1/09	1,070,000	[b]	1,046,096
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/12	1,095,000		1,131,704
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000		1,262,300
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA, Inc.)	5.25	12/1/15	1,035,000		1,059,933
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA, Inc.)	5.25	12/1/16	50,000		51,974
Neshaminy School District,
GO (Insured; MBIA, Inc.)	5.00	4/15/16	1,250,000		1,299,700
Norristown,
GO (Insured; Radian)	0.00	12/15/11	1,465,000	[b]	1,279,443
Norristown,
GO (Insured; Radian)	0.00	12/15/13	735,000	[b]	569,191
North Allegheny School District,
GO (Insured; FGIC)	5.00	5/1/15	1,625,000		1,699,490
North Allegheny School District,
GO (Insured; FGIC)	5.05	11/1/21	1,455,000		1,457,008

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
North Schuylkill School District,
GO (Insured; FGIC)	5.00	11/15/28	635,000		584,422
Northampton County Industrial
Development Authority, Mortgage
Revenue (Moravian Hall Square
Project) (Insured; Radian)	5.00	7/1/17	1,890,000		1,678,868
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/10	445,000	[a]	472,421
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.25	12/1/13	1,105,000		1,106,370
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/19	2,170,000		2,183,888
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/22	1,200,000	[b]	497,544
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/23	3,790,000	[b]	1,463,319
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/24	3,790,000	[b]	1,358,942
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/25	3,790,000	[b]	1,264,458
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	2,000,000		1,486,660
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/13	1,995,000		2,067,219
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/14	1,580,000		1,631,192
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	5,000,000		4,985,950

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	2,485,000	2,364,229
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	3,275,000	2,908,560
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	965,000	750,886
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000	3,713,750
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	3,000,000	2,227,980
Pennsylvania Housing Finance
Agency, SFMR	5.40	10/1/33	1,000,000	893,290
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	2,190,000	1,486,638
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,000,000	975,370
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured; FGIC)	5.25	6/15/15	1,000,000	1,013,360
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured; FGIC)	5.25	6/15/16	1,200,000	1,216,032
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	4,325,000	4,374,305
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	690,000	695,651
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.00	12/1/23	75,000	72,303
Pennsylvania Turnpike Commission,
Turnpike Revenue
(Insured; AMBAC)	5.00	12/1/22	1,815,000	1,780,769
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty)	6.00	6/1/28	3,000,000	3,142,260

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Philadelphia,
Airport Revenue (Insured;
MBIA, Inc.)	5.00	6/15/25	510,000	410,678
Philadelphia,
Gas Works Revenue (Insured; FSA)	5.50	7/1/15	1,550,000	1,589,882
Philadelphia,
Gas Works Revenue (Insured; FSA)	5.25	8/1/22	2,000,000	1,951,640
Philadelphia,
GO (Insured; FSA)	5.25	12/15/23	1,500,000	1,461,735
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/14	2,000,000	2,064,700
Philadelphia,
Water and Wastewater Revenue
(Insured; MBIA, Inc.)	5.60	8/1/18	800,000	838,064
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,190,850
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	886,633
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,156,356
Philadelphia Hospitals and Higher
Education Facilities Authority,
Health System Revenue
(Jefferson Health System)	5.00	5/15/11	4,500,000	4,547,835
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Temple
University Hospital)	6.50	11/15/08	485,000	484,777
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; FSA)	5.00	12/1/21	1,685,000	1,646,346
Philadelphia Municipal Authority,
LR (Insured; FSA)	5.25	11/15/15	2,115,000	2,097,784

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.50	4/15/18	3,600,000		3,622,032
Philadelphia School District,
GO	6.00	9/1/38	1,000,000	[c]	979,510
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,285,000		881,459
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/11	3,585,000	[a]	3,906,108
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.85	12/1/11	3,000,000	[a]	3,277,470
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	750,000	[a]	828,143
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	1,330,000	[a]	1,468,573
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/13	470,000		485,707
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	250,000		256,640
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/21	1,165,000		1,086,770
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000		1,498,424
Scranton School District,
GO (Insured; MBIA, Inc.)	5.00	4/1/18	1,390,000		1,393,697
Scranton School District,
GO (Insured; MBIA, Inc.)	5.00	4/1/19	2,710,000		2,699,675

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
South Side Area School District,
GO (Insured; FGIC)	5.25	6/1/10	2,080,000	[a]	2,175,846
Spring-Ford Area School District,
GO (Insured; FSA)	5.00	4/1/21	1,015,000		1,014,959
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000		2,948,880
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/17	1,055,000		1,068,008
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/18	1,110,000		1,124,330
State Public School Building
Authority, School Revenue
(Marple Newtown School
District Project) (Insured;
MBIA, Inc.)	5.00	9/1/11	3,680,000	[a]	3,889,760
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured; XLCA)	5.25	3/15/21	1,000,000		957,120
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured; XLCA)	5.25	3/15/25	3,360,000		3,102,590
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; FSA)	5.00	5/1/18	545,000		548,706
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	1,625,000		1,273,285
University Area Joint Authority,
Sewer Revenue
(Insured; MBIA, Inc.)	5.00	11/1/17	1,660,000		1,646,139

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
University Area Joint Authority,
Sewer Revenue
(Insured; MBIA, Inc.)	5.00	11/1/18	2,010,000	1,962,584
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	3,000,000	3,008,250
Wayne Memorial Hospital and Health
Facilities Authority, County
Guaranteed HR (Wayne
Memorial Hospital Project)
(Insured; MBIA, Inc.)	5.25	7/1/16	2,135,000	2,012,515
West Mifflin Area School District,
GO (Insured; FSA)	5.00	10/1/22	710,000	702,261
West Mifflin Sanitary Sewer
Municipal Authority, Sewer
Revenue (Insured; MBIA, Inc.)	4.90	8/1/13	880,000	880,862
Westmoreland County,
GO (Insured; FGIC)	0.00	12/1/08	1,590,000 [b]	1,586,041
Wilson Area School District,
GO (Insured; FGIC)	5.13	3/15/16	1,300,000	1,334,502
U.S. Related—4.2%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	320,000	290,093
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	807,290
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	2,500,000	2,237,875
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000	916,480
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/28	3,000,000	2,548,470
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/27	1,000,000	980,120
Total Long-Term Municipal Investments
(cost $191,715,853)				180,683,621

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—2.0%	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania;
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility;
Bank of America)	0.75	11/1/08	1,900,000	[d]	1,900,000
Harrisburg Authority,
GO Notes (Cumberland Valley
School District Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.82	11/7/08	1,250,000	[d]	1,250,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children’s
Hospital of Philadelphia
Project) (Liquidity Facility;
Wachovia Bank)	1.65	11/1/08	600,000	[d]	600,000
Total Short-Term Municipal Investments
(cost $3,750,000)					3,750,000

Total Investments (cost $195,465,853)			99.2%		184,433,621

Cash and Receivables (Net)			.8%		1,462,070

Net Assets			100.0%		185,895,691

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Purchased on a delayed delivery basis.
d Variable rate demand note—rate shown is the interest rate in effect at October 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

16

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance
The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	32.4
AA		Aa		AA	33.3
A		A		A	17.4
BBB		Baa		BBB	11.9
BB		Ba		BB	1.3
F1		MIG1/P1		SP1/A1	1.4
Not Rated[e]		Not Rated[e]		Not Rated[e]	2.3
					100.0

†	Based on total investments.
e	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2008 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			195,465,853	184,433,621
Cash				119,576
Interest receivable				2,650,309
Receivable for shares of Beneficial Interest subscribed				84,179
Prepaid expenses				9,580
				187,297,265

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				143,139
Payable for investment securities purchased				959,770
Payable for shares of Beneficial Interest redeemed				216,313
Interest payable—Note 2				72
Accrued expenses				82,280
				1,401,574

Net Assets ($)				185,895,691

Composition of Net Assets ($):
Paid-in capital				200,365,889
Accumulated undistributed investment income—net				23,323
Accumulated net realized gain (loss) on investments				(3,461,289)
Accumulated net unrealized appreciation
(depreciation) on investments				(11,032,232)

Net Assets ($)				185,895,691

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	124,968,021	3,500,303	3,756,412	53,670,955
Shares Outstanding	8,600,258	241,091	258,403	3,694,075

Net Asset Value Per Share ($)	14.53	14.52	14.54	14.53

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	5,186,462
Expenses:
Management fee—Note 3(a)	558,819
Shareholder servicing costs—Note 3(c)	275,018
Distribution fees—Note 3(b)	25,747
Professional fees	21,737
Registration fees	15,024
Custodian fees—Note 3(c)	14,152
Prospectus and shareholders’ reports	8,855
Trustees’ fees and expenses—Note 3(d)	5,436
Loan commitment fees—Note 2	914
Interest expense—Note 2	82
Miscellaneous	22,262
Total Expenses	948,046
Less—reduction in expenses due to undertaking—Note 3(a)	(99)
Less—reduction in fees due to earnings credits—Note 1(b)	(5,978)
Net Expenses	941,969
Investment Income—Net	4,244,493

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(107,056)
Net unrealized appreciation (depreciation) on investments	(14,724,934)
Net Realized and Unrealized Gain (Loss) on Investments	(14,831,990)
Net (Decrease) in Net Assets Resulting from Operations	(10,587,497)

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008[a]

Operations ($):
Investment income—net	4,244,493	7,233,286
Net realized gain (loss) on investments	(107,056)	338,234
Net unrealized appreciation
(depreciation) on investments	(14,724,934)	(6,764,871)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(10,587,497)	806,649

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,788,219)	(5,616,223)
Class B Shares	(80,234)	(255,073)
Class C Shares	(65,295)	(116,864)
Class Z Shares	(1,287,422)	(1,117,201)
Total Dividends	(4,221,170)	(7,105,361)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,735,163	11,793,662
Class B Shares	14,151	86,892
Class C Shares	425,111	564,105
Class Z Shares	804,503	1,185,672
Net assets received in connection
with reorganization—Note 1	—	64,368,356
Dividends reinvested:
Class A Shares	1,906,529	3,828,690
Class B Shares	60,537	188,358
Class C Shares	48,352	87,306
Class Z Shares	1,033,949	906,726
Cost of shares redeemed:
Class A Shares	(8,821,542)	(18,802,069)
Class B Shares	(1,654,674)	(7,500,877)
Class C Shares	(303,565)	(254,287)
Class Z Shares	(5,949,925)	(3,130,766)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(8,701,411)	53,321,768
Total Increase (Decrease) in Net Assets	(23,510,078)	47,023,056

Net Assets ($):
Beginning of Period	209,405,769	162,382,713
End of Period	185,895,691	209,405,769
Undistributed investment income—net	23,323	—

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008[a]

Capital Share Transactions:
Class Ab
Shares sold	242,260	740,061
Shares issued for dividends reinvested	124,680	241,702
Shares redeemed	(576,699)	(1,183,273)
Net Increase (Decrease) in Shares Outstanding	(209,759)	(201,510)

Class Bb
Shares sold	929	5,435
Shares issued for dividends reinvested	3,951	11,893
Shares redeemed	(107,096)	(470,660)
Net Increase (Decrease) in Shares Outstanding	(102,216)	(453,332)

Class C
Shares sold	27,534	35,449
Shares issued for dividends reinvested	3,164	5,509
Shares redeemed	(19,443)	(15,997)
Net Increase (Decrease) in Shares Outstanding	11,255	24,961

Class Z
Shares sold	52,151	74,575
Share issued in connection
with reorganization—Note 1	—	4,029,097
Shares issued for dividends reinvested	67,606	57,826
Shares redeemed	(389,251)	(197,929)
Net Increase (Decrease) in Shares Outstanding	(269,494)	3,963,569

a	From November 29, 2007 (commencement of initial offering) to April 30, 2008 for Class Z shares.
b	During the period ended October 31, 2008, 82,046 Class B shares representing $1,275,423, were automatically converted to 81,979 Class A shares and during the period ended April 30, 2008, 364,775 Class B shares representing $5,817,065 were automatically converted to 364,427 Class A shares.
See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class A shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	15.67	16.19	15.88	16.19	15.78	16.13
Investment Operations:
Investment income—net[a]	.32	.64	.62	.62	.62	.63
Net realized and unrealized
gain (loss) on investments	(1.14)	(.53)	.31	(.31)	.41	(.34)
Total from Investment
Operations	(.82)	.11	.93	.31	1.03	.29
Distributions:
Dividends from
investment income—net	(.32)	(.63)	(.62)	(.62)	(.62)	(.63)
Dividends from net realized
gain on investments	—	—	—	—	—	(.01)
Total Distributions	(.32)	(.63)	(.62)	(.62)	(.62)	(.64)
Net asset value, end of period	14.53	15.67	16.19	15.88	16.19	15.78

Total Return (%)[b]	(5.32)[c]	.71	5.95	1.89	6.62	1.78

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96[d]	.99	.94	.94	.95	.94
Ratio of net expenses
to average net assets	.95[d]	.98	.94	.94[e]	.95[e]	.94
Ratio of net investment income
to average net assets	4.14[d]	4.02	3.87	3.82	3.86	3.92
Portfolio Turnover Rate	12.39[c]	15.47	8.82	11.89	10.18	6.39

Net Assets, end of period
($ x 1,000)	124,968	138,054	145,897	147,733	155,436	161,796

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class B shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	15.66	16.18	15.87	16.18	15.77	16.11
Investment Operations:
Investment income—net[a]	.27	.53	.54	.53	.53	.55
Net realized and unrealized
gain (loss) on investments	(1.13)	(.51)	.31	(.31)	.42	(.34)
Total from Investment
Operations	(.86)	.02	.85	.22	.95	.21
Distributions:
Dividends from
investment income—net	(.28)	(.54)	(.54)	(.53)	(.54)	(.54)
Dividends from net realized
gain on investments	—	—	—	—	—	(.01)
Total Distributions	(.28)	(.54)	(.54)	(.53)	(.54)	(.55)
Net asset value, end of period	14.52	15.66	16.18	15.87	16.18	15.77

Total Return (%)[b]	(5.59)[c]	.15	5.41	1.37	6.08	1.32

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52[d]	1.56	1.45	1.46	1.46	1.45
Ratio of net expenses
to average net assets	1.51[d]	1.55	1.45	1.46[e]	1.46[e]	1.45
Ratio of net investment income
to average net assets	3.58[d]	3.47	3.35	3.30	3.35	3.41
Portfolio Turnover Rate	12.39[c]	15.47	8.82	11.89	10.18	6.39

Net Assets, end of period
($ x 1,000)	3,500	5,375	12,886	21,799	29,280	35,356

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

24

Six Months Ended
October 31, 2008			Year Ended April 30,

Class C shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	15.68	16.20	15.89	16.20	15.79	16.14
Investment Operations:
Investment income—net[a]	.26	.52	.50	.50	.50	.51
Net realized and unrealized
gain (loss) on investments	(1.14)	(.53)	.31	(.31)	.41	(.34)
Total from Investment
Operations	(.88)	(.01)	.81	.19	.91	.17
Distributions:
Dividends from
investment income—net	(.26)	(.51)	(.50)	(.50)	(.50)	(.51)
Dividends from net realized
gain on investments	—	—	—	—	—	(.01)
Total Distributions	(.26)	(.51)	(.50)	(.50)	(.50)	(.52)
Net asset value, end of period	14.54	15.68	16.20	15.89	16.20	15.79

Total Return (%)[b]	(5.66)[c]	(.04)	5.18	1.15	5.83	1.03

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[d]	1.73	1.67	1.68	1.69	1.68
Ratio of net expenses
to average net assets	1.69[d]	1.72	1.67	1.68[e]	1.69[e]	1.68
Ratio of net investment income
to average net assets	3.41[d]	3.27	3.13	3.08	3.11	3.18
Portfolio Turnover Rate	12.39[c]	15.47	8.82	11.89	10.18	6.39

Net Assets, end of period
($ x 1,000)	3,756	3,875	3,599	2,932	2,839	2,659

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2008	Year Ended
Class Z Shares	(Unaudited)	April 30, 2008[a]

Per Share Data ($):
Net asset value, beginning of period	15.67	15.98
Investment Operations:
Investment income—net[b]	.34	.29
Net realized and unrealized
gain (loss) on investments	(1.14)	(.32)
Total from Investment Operations	(.80)	(.03)
Distributions:
Dividends from investment income—net	(.34)	(.28)
Net asset value, end of period	14.53	15.67

Total Return (%)[c]	(5.21)	(.18)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.78	.78
Ratio of net expenses to average net assets[d]	.77	.77
Ratio of net investment income
to average net assets[d]	4.37	4.37
Portfolio Turnover Rate	12.39[c]	15.47

Net Assets, end of period ($ x 1,000)	53,671	62,102

a	From November 29, 2007 (commencement of initial offering) to April 30, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series including the Dreyfus Pennsylvania Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Trustees held on July 22, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the Trust from “Dreyfus Premier State Municipal Bond Fund” to “Dreyfus State Municipal Bond Funds”, and the name of the fund from “Pennsylvania Series” to “Dreyfus Pennsylvania Fund”.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

As of the close of business on November 29, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to liabilities, of Dreyfus Pennsylvania Intermediate Municipal Bond Fund were transferred to the fund in exchange for shares of Beneficial Interest of the fund of equal value. Shareholders of Dreyfus Pennsylvania Intermediate Municipal Bond Fund received Class Z shares of the fund, in an amount equal to the aggregate net asset value of their investment in Dreyfus Pennsylvania Intermediate Municipal Bond Fund at the time of the exchange.The fund’s net asset value on the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

close of business on November 29, 2007 was $15.98 per share for Class Z shares, and a total of 4,029,097 Class Z shares representing net assets of $64,368,356 (including $1,559,612 net unrealized appreciation on investments) were issued to shareholders of Dreyfus Pennsylvania Intermediate Municipal Bond Fund in the exchange. The exchange was a tax-free event to Dreyfus Pennsylvania Intermediate Municipal Bond Fund shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of Dreyfus Pennsylvania Intermediate Municipal Bond Fund, as a result of the reorganization of such funds. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

28

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	184,433,621	0
Level 3—Significant
Unobservable Inputs	0	0
Total	184,433,621	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

30

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008.

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $3,560,381 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2008. If not applied, $634,612 of the carryover expires in fiscal 2011, $2,886,837 expires in fiscal 2013 and $38,932 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was as follows: tax exempt income $7,105,361. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing

32

of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facilities during the period ended October 31, 2008 was approximately $3,500, with a related weighted average annualized interest rate of 2.33% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has voluntarily agreed from May 1, 2008 through April 30, 2008, to waive a portion of its management fee and/or reimburse Class Z shares to the extent Class Z shares total operating expenses exceed .80% of the value of Class Z shares average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $99 during the period ended October 31,2008.

During the period ended October 31, 2008, the Distributor retained $3,092 from commissions earned on sales of the fund’s Class A shares and $1,295 and $2,263 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2008, Class B and Class C shares were charged $11,278 and $14,469, respectively, pursuant to the Plan.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, Class A, Class B and Class C shares were charged $169,455, $5,639 and $4,823, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2008, Class Z shares were charged $19,552 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2008, the fund was charged $43,447 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related

34

to fund subscriptions and redemptions. During the period ended October 31, 2008, the fund was charged $3,360 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2008, the fund was charged $14,152 pursuant to the custody agreement.

During the period ended October 31, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $87,262, Rule 12b-1 distribution plan fees $3,883, shareholder services plan fees $28,171, custodian fees $7,986, chief compliance officer fees $1,973 and transfer agency per account fees $13,864.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2008, amounted to $24,400,270 and $32,565,050, respectively.

At October 31, 2008, accumulated net unrealized depreciation on investments was $11,032,232, consisting of $2,603,517 gross unrealized appreciation and $13,635,749 gross unrealized depreciation.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investment).

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

36

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 22, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”) selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1999-2008) was below the Performance Group median for each reported time period, and above the Performance Universe median for the five periods ended May 31, 2008, 2007, 2001, 2000 and 1999, and below the Performance Universe median for the other five periods.The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2008, and noted that the fund’s total return performance was below the Performance Group median for each reported time period, and above the Performance Universe medians for each reported time period.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, noting that the fund outperformed its Lipper category average in six of the last ten calendar years.The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance. The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected performance.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in

38

the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager,

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  Although the Board was concerned with the fund’s performance as compared to the Performance Group, it was generally satisfied with the fund’s relative performance as compared to the Performance Universe.The Board was also satisfied with the Manager’s efforts to improve performance as discussed at the meeting.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

40

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 41

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statement of Changes in Net Assets

17	Financial Highlights

20	Notes to Financial Statements

29	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus State Municipal Bond Funds, Dreyfus Michigan Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Michigan Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2008, through October 31, 2008.

These are difficult times for fixed-income investors.A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort.The U.S. economic slowdown also has gathered momentum, depressing investor sentiment and consumer confidence. These factors undermined returns in most bond market sectors, including municipal bonds. Even the traditional safe haven of U.S. government securities has encountered heightened volatility.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the general financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among municipal securities and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation

November 17, 2008 2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2008, through October 31, 2008, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Class A, B, and C shares of Dreyfus Michigan Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of –5.63%, –6.01% and –6.04% .1 In comparison, the Barclays Capital Municipal Bond Index, the fund’s benchmark, produced a total return of –4.70% for the same period.2 In addition, the fund is reported in the Lipper Michigan Municipal Debt Funds category, and the average total return for all funds reported in this Lipper category was –8.09% for the same period.3

A financial crisis and economic slowdown produced heightened volatility during the reporting period among many asset classes, including municipal bonds.The fund’s returns were lower than its benchmark, which does not reflect fees and expenses like a mutual fund, primarily due to weakness among some longer-term and lower-rated holdings.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Michigan state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Michigan state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds: Caught in the Credit Crisis

A credit crisis sent shockwaves throughout the financial markets before the reporting period began, as highly leveraged institutional investors were forced by sub-prime mortgage related losses to sell their more liquid and creditworthy holdings, including municipal bonds. These developments were exacerbated by declining housing prices, rising unemployment and plummeting consumer confidence, which weighed heavily on the U.S. and Michigan economies. In fact, Michigan was hit particularly hard by deteriorating business conditions in the automotive industry, putting fiscal pressure on the state and its municipalities.

By the time the reporting period began, aggressive reductions of short-term interest rates by the Federal Reserve Board (the “Fed”) and the Fed’s participation in the rescue of a major investment bank seemed to bolster investor sentiment. However, the resulting period of relative calm was short-lived, as renewed uncertainty regarding the magnitude of sub-prime losses affecting global financial institutions wreaked havoc on the global banking system in September 2008. The U.S. government responded by enacting a $700 billion rescue package.At the same time, the Fed and central banks around the world implemented a coordinated rate cut in an attempt to stem global market turmoil, and financial markets appeared to stabilize by the reporting period’s end.

Municipal bonds also were hurt when monoline insurers incurred massive sub-prime losses, causing investors to question the value of municipal bond insurance. Finally, the slumping economy has put pressure on state and local budgets, further depressing investor sentiment.

4

Longer-than-Average Duration Hampered Fund Returns

While the fund benefited from our emphasis on municipal bonds with sound credit and liquidity profiles, even a small allocation to lower-rated bonds undermined relative performance. In addition, the fund’s relatively long average duration detracted from relative performance. Conversely, the fund benefited from a relatively robust cash position during the reporting period.

Whenever possible, we attempted to reduce the fund’s holdings of lower-rated bonds and upgrade the fund’s income stream by replacing existing positions with bonds offering higher book yields. However, opportunities to do so during the reporting period were limited by a lack of demand for lower-rated credits and a low volume of newly issued bonds with the characteristics we sought, respectively.

Staying Cautious in a Volatile Market

As of the reporting period’s end, the economic downturn and financial crisis have persisted.Therefore, we intend to maintain our focus on municipal bonds with strong credit and liquidity profiles.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Michigan residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Michigan Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2008

	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.63	$ 8.75	$ 9.24
Ending value (after expenses)	$943.70	$939.90	$939.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.85	$ 9.10	$ 9.60
Ending value (after expenses)	$1,019.41	$1,016.18	$1,015.68

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.79% for Class B and 1.89%
for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—101.1%	Rate (%)	Date	Amount ($)		Value ($)

Michigan—100.4%
Allegan Hospital Finance
Authority, HR (Allegan General
Hospital)	6.88	11/15/17	4,460,000		4,267,908
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/14	8,000,000	[a]	6,154,080
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/20	1,055,000	[a]	544,992
Detroit,
Water Supply System Revenue
(Insured; FGIC)	5.75	7/1/11	4,000,000	[b]	4,316,120
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000		884,172
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		825,034
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,064,140
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	2,250,000		2,093,557
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	2,220,000		2,127,426
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18	1,800,000		1,620,900
Grand Valley State University,
Revenue (Insured; FGIC)	5.25	12/1/10	3,000,000	[b]	3,172,740
Huron Valley School District,
GO—Unlimited Tax (Insured; FGIC)	0.00	5/1/18	6,270,000	[a]	3,704,755
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	2,000,000		2,269,960
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.25	7/1/40	2,000,000		1,647,480
Michigan Higher Education Student
Loan Authority, Student Loan
Revenue (Insured; AMBAC)	5.20	9/1/20	1,540,000		1,333,147

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Michigan Hospital Finance
Authority, HR (Detroit
Medical Center)	8.13	8/15/12	75,000	74,985
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	500,000	376,290
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group)
(Insured; AMBAC)	6.00	12/1/27	1,500,000	1,460,070
Michigan Housing Development
Authority, Limited Obligation MFHR
(Deaconess Tower Apartments)
(Collateralized; GNMA)	5.25	2/20/48	470,000	350,220
Michigan Housing Development
Authority, Rental Housing
Revenue (Insured; MBIA, Inc.)	5.05	10/1/15	1,500,000	1,442,100
Michigan Housing Development
Authority, SFMR	5.20	6/1/39	2,500,000	1,902,525
Michigan Municipal Bond Authority,
Clean Water Revolving
Fund Revenue	5.38	10/1/21	10,200,000 [c,d]	10,388,496
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000	604,058
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	2,000,000	1,582,000
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	1,250,000	1,021,750
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	2,300,000	1,919,143
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000	2,049,930

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Michigan (continued)
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; FGIC)	6.95	9/1/22	2,000,000		2,204,460
Pontiac Tax Increment Finance
Authority, Revenue	6.38	6/1/12	3,170,000	[b]	3,524,406
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000		4,372,142
Stockbridge Community Schools,
School Building and Site Bonds
(GO—Unlimited Tax)	5.50	5/1/10	600,000	[b]	628,596
Sturgis Public School District,
School Building and Site Bonds
(GO—Unlimited Tax)	5.63	5/1/10	5,085,000	[b]	5,336,657
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000		1,008,135
Wayne County,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; MBIA, Inc.)	5.38	12/1/17	2,000,000		1,867,760
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured;
Assured Guaranty)	5.75	12/1/27	1,000,000		872,240
U.S. Related—.7%
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc. Project)	6.30	6/1/23	1,410,000		558,642
Total Long-Term Municipal Investments
(cost $82,363,197)					79,571,016

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—3.8%	Rate (%)	Date	Amount ($)		Value ($)

Michigan;
Green Lake Township Economic
Development Corporation,
Revenue, Refunding (Interlochen
Center for the Arts Project)
(LOC; Bank One NA)	1.00	11/1/08	2,800,000	[e]	2,800,000
Michigan Strategic Fund,
LOR (Henry Ford Museum and
Greenfield Village Project)
(LOC; Comerica Bank)	1.05	11/1/08	200,000	[e]	200,000
Total Short-Term Municipal Investments
(cost $3,000,000)					3,000,000

Total Investments (cost $85,363,197)			104.9%		82,571,016
Liabilities, Less Cash and Receivables			(4.9%)		(3,837,442)
Net Assets			100.0%		78,733,574

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration under Rule 144A of the Security Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, this security amounted to $10,388,496 or 13.2% of net assets.
d Collateral for floating rate borrowings.
e Variable rate demand note—rate shown is the interest rate in effect at October 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

10

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	42.7
AA		Aa		AA	13.9
A		A		A	7.4
BBB		Baa		BBB	9.3
BB		Ba		BB	3.6
CCC		Caa		CCC	.7
F1		MIG1/P1		SP1/A1	3.9
Not Rated[f]		Not Rated[f]		Not Rated[f]	18.5
					100.0

† Based on total investments.

f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2008 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		85,363,197	82,571,016
Interest receivable			1,558,799
Receivable for shares of Beneficial Interest subscribed			5,461
Prepaid expenses			9,941
			84,145,217

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			73,493
Cash overdraft due to Custodian			146,849
Payable for floating rate notes issued—Note 4			5,100,000
Payable for shares of Beneficial Interest redeemed			21,401
Interest and expense payable related to floating rate notes issued—Note 4			19,483
Accrued expenses			50,417
			5,411,643

Net Assets ($)			78,733,574

Composition of Net Assets ($):
Paid-in capital			81,992,018
Accumulated undistributed investment income—net			3,567
Accumulated net realized gain (loss) on investments			(469,830)
Accumulated net unrealized appreciation
(depreciation) on investments			(2,792,181)

Net Assets ($)			78,733,574

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	74,308,503	586,917	3,838,154
Shares Outstanding	5,521,784	43,622	285,129

Net Asset Value Per Share ($)	13.46	13.45	13.46

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	2,437,549
Expenses:
Management fee—Note 3(a)	232,545
Shareholder servicing costs—Note 3(c)	135,641
Interest and expense related to
floating rate notes issued—Note 4	73,603
Professional fees	22,820
Distribution fees—Note 3(b)	17,852
Registration fees	10,433
Custodian fees—Note 3(c)	6,105
Trustees’ fees and expenses—Note 3(d)	2,056
Loan commitment fees	376
Miscellaneous	7,785
Total Expenses	509,216
Less—reduction in fees due to
earnings credits—Note 1(b)	(4,450)
Net Expenses	504,766
Investment Income—Net	1,932,783

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(95,302)
Net unrealized appreciation (depreciation) on investments	(6,652,032)
Net Realized and Unrealized Gain (Loss) on Investments	(6,747,334)
Net (Decrease) in Net Assets Resulting from Operations	(4,814,551)

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Operations ($):
Investment income—net	1,932,783	3,936,564
Net realized gain (loss) on investments	(95,302)	(378,906)
Net unrealized appreciation
(depreciation) on investments	(6,652,032)	(3,079,966)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,814,551)	477,692

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,830,258)	(3,723,196)
Class B Shares	(19,164)	(60,901)
Class C Shares	(79,794)	(151,419)
Net realized gain on investments:
Class A Shares	—	(19,734)
Class B Shares	—	(383)
Class C Shares	—	(1,016)
Total Dividends	(1,929,216)	(3,956,649)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,367,548	3,006,440
Class B Shares	322	1,109
Class C Shares	62,530	435,149
Dividends reinvested:
Class A Shares	1,188,457	2,457,892
Class B Shares	10,057	28,886
Class C Shares	52,281	92,330
Cost of shares redeemed:
Class A Shares	(3,553,899)	(12,776,444)
Class B Shares	(511,582)	(976,889)
Class C Shares	(115,137)	(514,646)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(499,423)	(8,246,173)
Total Increase (Decrease) in Net Assets	(7,243,190)	(11,725,130)

Net Assets ($):
Beginning of Period	85,976,764	97,701,894
End of Period	78,733,574	85,976,764
Undistributed investment income—net	3,567	—

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Capital Share Transactions:
Class Aa
Shares sold	166,494	201,332
Shares issued for dividends reinvested	83,900	165,985
Shares redeemed	(251,376)	(859,500)
Net Increase (Decrease) in Shares Outstanding	(982)	(492,183)

Class Ba
Shares sold	23	75
Shares issued for dividends reinvested	706	1,949
Shares redeemed	(36,139)	(65,876)
Net Increase (Decrease) in Shares Outstanding	(35,410)	(63,852)

Class C
Shares sold	4,373	29,528
Shares issued for dividends reinvested	3,690	6,235
Shares redeemed	(8,079)	(34,676)
Net Increase (Decrease) in Shares Outstanding	(16)	1,087

a	During the period ended October 31, 2008, 11,369 Class B shares representing $161,542 were automatically converted to 11,367 Class A shares and during the period ended April 30, 2008, 18,895 Class B shares representing $279,344 were automatically converted to 18,890 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class A shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	14.60	15.17	14.98	15.28	14.95	15.51
Investment Operations:
Investment income—net[a]	.33	.65	.63	.62	.65	.68
Net realized and unrealized
gain (loss) on investments	(1.14)	(.57)	.21	(.30)	.33	(.56)
Total from
Investment Operations	(.81)	.08	.84	.32	.98	.12
Distributions:
Dividends from
investment income—net	(.33)	(.65)	(.63)	(.62)	(.65)	(.68)
Dividends from net realized
gain on investments	—	(.00)[b]	(.02)	—	—	—
Total Distributions	(.33)	(.65)	(.65)	(.62)	(.65)	(.68)
Net asset value, end of period	13.46	14.60	15.17	14.98	15.28	14.95

Total Return (%)[c]	(5.63)[d]	.56	5.71	2.11	6.68	.72

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.16[e]	1.19	1.16	1.11	1.09	1.06
Ratio of net expenses
to average net assets	1.15[e]	1.18	1.15	1.10	1.09[f]	1.06
Ratio of net investment income
to average net assets	4.61[e]	4.35	4.17	4.08	4.30	4.39
Portfolio Turnover Rate	4.38[d]	16.23	10.45	17.78	21.12	20.76

Net Assets, end of period
($ x 1,000)	74,309	80,657	91,226	96,826	102,251	104,551

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class B shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	14.60	15.16	14.98	15.28	14.95	15.51
Investment Operations:
Investment income—net[a]	.28	.55	.54	.54	.57	.60
Net realized and unrealized
gain (loss) on investments	(1.14)	(.56)	.21	(.30)	.33	(.56)
Total from
Investment Operations	(.86)	(.01)	.75	.24	.90	.04
Distributions:
Dividends from
investment income—net	(.29)	(.55)	(.55)	(.54)	(.57)	(.60)
Dividends from net realized
gain on investments	—	(00)[b]	(.02)	—	—	—
Total Distributions	(.29)	(.55)	(.57)	(.54)	(.57)	(.60)
Net asset value, end of period	13.45	14.60	15.16	14.98	15.28	14.95

Total Return (%)[c]	(6.01)[d]	.00[e]	5.05	1.58	6.14	.21

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.80[f]	1.80	1.71	1.65	1.62	1.56
Ratio of net expenses
to average net assets	1.79[f]	1.79	1.70	1.63	1.61	1.56
Ratio of net investment income
to average net assets	3.98[f]	3.72	3.62	3.55	3.81	3.88
Portfolio Turnover Rate	4.38[d]	16.23	10.45	17.78	21.12	20.76

Net Assets, end of period
($ x 1,000)	587	1,154	2,167	3,926	6,114	9,347

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Amount represents less than .01%.
f	Annualized.
See notes to financial statements.

18

Six Months Ended
October 31, 2008			Year Ended April 30,

Class C shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	14.61	15.17	14.99	15.28	14.96	15.51
Investment Operations:
Investment income—net[a]	.28	.54	.52	.51	.54	.56
Net realized and unrealized
gain (loss) on investments	(1.15)	(.56)	.20	(.29)	.32	(.55)
Total from
Investment Operations	(.87)	(.02)	.72	.22	.86	.01
Distributions:
Dividends from
investment income—net	(.28)	(.54)	(.52)	(.51)	(.54)	(.56)
Dividends from net realized
gain on investments	—	(.00)[b]	(.02)	—	—	—
Total Distributions	(.28)	(.54)	(.54)	(.51)	(.54)	(.56)
Net asset value, end of period	13.46	14.61	15.17	14.99	15.28	14.96

Total Return (%)[c]	(6.04)[d]	(.12)	4.86	1.44	5.84	.06

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.90[e]	1.93	1.90	1.84	1.82	1.78
Ratio of net expenses
to average net assets	1.89[e]	1.92	1.89	1.82	1.82[f]	1.78
Ratio of net investment income
to average net assets	3.88[e]	3.61	3.44	3.35	3.59	3.66
Portfolio Turnover Rate	4.38[d]	16.23	10.45	17.78	21.12	20.76

Net Assets, end of period
($ x 1,000)	3,838	4,166	4,309	5,602	5,588	6,885

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series including the Dreyfus Michigan Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Trustees held on July 22, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the Trust from “Dreyfus Premier State Municipal Bond Fund” to “Dreyfus State Municipal Bond Funds”, and the name of the fund from “Michigan Series” to “Dreyfus Michigan Fund”.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC

20

imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the secu-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	82,571,016	0
Level 3—Significant
Unobservable Inputs	0	0
Total	82,571,016	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

22

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $189,454 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was as follows: tax exempt income $3,935,516 and long-term capital gains $21,133. The tax character of current year distributions will be determined at the end of the current fiscal year.

24

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2008, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2008, the Distributor retained $1,816 from commissions earned on sales of the fund’s Class A shares and $723 and $31 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2008, Class B and Class C shares were charged $2,411 and $15,441, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of their average daily net assets for the provision of certain services.The

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, Class A, Class B and Class C shares were charged $99,350, $1,205 and $5,147, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2008, the fund was charged $19,451 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2008, the fund was charged $1,472 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2008, the fund was charged $6,105 pursuant to the custody agreement.

During the period ended October 31, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $37,007, Rule 12b-1 distribution plan fees $2,708, shareholder services plan fees $16,821, custodian fees $5,750, chief compliance officer fees $1,973 and transfer agency per account fees $9,234.

26

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2008, amounted to $3,719,350 and $7,057,371, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At October 31, 2008, accumulated net unrealized depreciation on investments was $2,792,181, consisting of $3,163,357 gross unrealized appreciation and $5,955,538 gross unrealized depreciation.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

28

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 22, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1999 - 2008) was equal to or above the Performance Group median for each reported time period except the one-year period ended May 31, 2002, and that the fund’s yield performance was higher than the Performance Universe median for each reported time period. The Board members reviewed the fund’s total return performance for various periods ended May 31, 2008, and noted that the fund’s total return performance was lower than the Performance Group and Performance Universe medians for each of the one-, two-, three-, four-, five- and ten-year periods except, with respect to the Performance Universe, the three- and four-year periods when it was equal to the median.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years. The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance. The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected performance.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in

30

the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  Although the Board was satisfied with the fund’s yield performance, it was somewhat concerned with the fund’s total return perfor- mance and determined to continue to closely monitor the perfor- mance of the fund and its portfolio management team.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

32

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 33

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

15	Statement of Assets and Liabilities

16	Statement of Operations

17	Statement of Changes in Net Assets

19	Financial Highlights

22	Notes to Financial Statements

30	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus State
Municipal Bond Funds,
Dreyfus Minnesota Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Minnesota Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2008, through October 31, 2008. These are difficult times for fixed-income investors.A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort.The U.S. economic slowdown also has gathered momentum, depressing investor sentiment and consumer confidence. These factors undermined returns in most bond market sectors, including municipal bonds. Even the traditional safe haven of U.S. government securities has encountered heightened volatility.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the general financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among municipal securities and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation

November 17, 2008 2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2008, through October 31, 2008, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Class A, B and C shares of Dreyfus Minnesota Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of –5.63%, –5.80% and –5.98%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index, the fund’s benchmark, produced a total return of –4.70% for the same period.2 In addition, the fund is reported in the Lipper Minnesota Municipal Debt Funds category,and the average total return for all funds reported in this Lipper category was –7.04% for the same period.3

A financial crisis and economic slowdown produced heightened volatility during the reporting period among many asset classes, including municipal bonds.The fund produced lower returns than its benchmark, which does not reflect fees and expenses like a mutual fund, and the fund performed better than the Lipper category average, primarily because its relatively short average duration helped shelter the fund from the full brunt of market turbulence.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Minnesota state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Minnesota state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential.When selecting municipal bonds for investment, we may

The Fund 3

D I S C U S S I O N O F F U N D P E R F O R M A N C E (continued)

assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds: Caught in the Credit Crisis

A credit crisis originating in the sub-prime mortgage market sent shock-waves throughout the financial markets before the reporting period began, as highly leveraged institutional investors were forced by sub-prime related losses to sell their more liquid and creditworthy holdings, including municipal bonds. These developments were exacerbated by declining housing prices, rising unemployment and plummeting consumer confidence, which weighed heavily on the U.S. and Minnesota economies.

By the time the reporting period began, aggressive reductions of short-term interest rates by the Federal Reserve Board (the “Fed”) and the Fed’s participation in the rescue of a major investment bank seemed to have an impact in preventing further economic deterioration. However, the resulting period of relative calm was short-lived, as renewed uncertainty regarding the magnitude of sub-prime related losses wreaked havoc on the global banking system in September 2008.The U.S. government responded by enacting a $700 billion rescue package. At the same time, the Fed and central banks around the world implemented a coordinated rate cut in an attempt to stem global market turmoil, and financial markets appeared to stabilize by the reporting period’s end.

Municipal bonds also were hurt when monoline insurers incurred massive sub-prime losses, causing investors to question the value of municipal bond insurance. Finally, the slumping economy put pressure on state and local budgets, including Minnesota, further depressing investor sentiment.

4

Short Duration Helped Support Fund Returns

In this challenging environment, the fund benefited from our emphasis on municipal bonds with sound credit and liquidity profiles. In addition, over much of the reporting period, the fund’s average duration was modestly shorter than industry averages, helping to shelter it from the full brunt of market turbulence.

Conversely, while we allocated only a minor amount of the fund’s assets to lower-rated municipal bonds, even a small position detracted from relative performance in the reporting period’s volatile market.We have attempted to reduce these lower-rated holdings, but lack of investor demand has made the process a slow one. In addition, whenever possible, we have attempted to upgrade the fund’s income stream by replacing existing holdings with bonds offering higher book yields. These additions effectively increased the fund’s average duration to the neutral range by the reporting period’s end.

Staying Cautious in a Volatile Market

The economic downturn and financial crisis have persisted, and we currently intend to maintain our focus on income-oriented municipal bonds with strong credit and liquidity profiles.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Minnesota residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2008

	Class A	Class B	Class C

Expenses paid per $1,000†	$ 4.80	$ 7.44	$ 8.56
Ending value (after expenses)	$943.70	$942.00	$940.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

	Class A	Class B	Class C

Expenses paid per $1,000†	$ 4.99	$ 7.73	$ 8.89
Ending value (after expenses)	$1,020.27	$1,017.54	$1,016.38

† Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.52% for Class B and 1.75%
for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
O c t o b e r 3 1 , 2 0 0 8 ( U n a u d i t e d )

Long-Term Municipal	Coupon	Maturity	Principal
Investments—94.7%	Rate (%)	Date	Amount ($)	Value ($)

Andover Economic Development
Authority, Public Facility LR (City
of Andover Community Center)	5.20	2/1/34	885,000	941,808
Andover Economic Development
Authority, Public Facility LR (City
of Andover Community Center)	5.20	2/1/34	615,000	654,477
Anoka County,
SWDR (United Power Association
Project) (Guaranteed; National
Rural Utilities Cooperative
Finance Corporation)	6.95	12/1/08	635,000	636,308
Blooming Prairie Independent
School District Number 756, GO
School Building Bonds
(Minnesota School District
Credit Enhancement Program)
(Insured; MBIA, Inc.)	4.75	1/1/27	3,175,000	3,015,297
Bloomington Independent School
District Number 271 (Minnesota
School District Credit Enhancement
Program) (Insured; FSA)	5.13	2/1/24	2,000,000	2,108,980
Chaska,
Electric Revenue (Generating
Facilities)	6.00	10/1/10	3,000,000 [a]	3,192,030
Chaska,
Electric Revenue (Generating
Facilities)	5.00	10/1/30	1,135,000	1,003,862
Columbia Heights,
MFHR (Crest View ONDC 1
Project) (Collateralized; GNMA)	6.63	10/20/12	1,500,000 [a]	1,759,365
Coon Rapids,
Multifamily Rental Housing
Revenue (GNMA Collateralized
Mortgage Loan—Mississippi
View Apartments Project)
(Collateralized; FHA)	4.95	10/20/41	2,700,000	1,897,398
Cottage Grove,
Senior Housing Revenue
(PHS/Cottage Grove, Inc. Project)	5.25	12/1/46	1,500,000	937,575
Dakota County Community
Development Agency, MFHR
(Grande Market Place Project)
(Collateralized; GNMA)	5.40	11/20/43	3,000,000	2,318,880

The Fund 7

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	932,626		800,734
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/27	400,000		311,848
Falcon Heights,
LR (Kaleidoscope Charter
School Project)	6.00	11/1/37	400,000		291,884
Hennepin County,
Second Lien Sales Tax Revenue
(Ballpark Project)	5.00	12/15/29	1,500,000		1,448,670
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit Enhancement
Program) (Insured; FSA)	5.00	4/1/20	2,510,000		2,659,596
Lake Superior Independent School
District Number 381 (Minnesota
School District Credit Enhancement
Program) (Insured; FSA)	5.00	4/1/21	2,640,000		2,797,344
Lakeville Independent School
District Number 194 (Minnesota
School District Credit Enhancement
Program) (Insured; FGIC)	5.50	2/1/24	8,700,000		9,377,556
Mahtomedi Independent School
District Number 832 (Minnesota
School District Credit Enhancement
Program) (Insured; MBIA, Inc.)	0.00	2/1/17	1,275,000	[b]	863,914
Minneapolis	0.00	12/1/14	1,825,000	[b]	1,433,665
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation Project)	6.00	4/1/09	175,000	[a]	179,966
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation Project)	6.50	4/1/09	1,000,000	[a]	1,038,620
Minneapolis,
MFHR (Sumner Field Phase II, L.P.
Project) (Collateralized; GNMA)	5.15	2/20/45	1,575,000		1,160,791
Minneapolis,
Revenue (Blake School Project)	5.45	9/1/21	2,000,000		1,979,660

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000	791,450
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	960,660
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,142,661
Minnesota,
Retirement System Building
Revenue	6.00	6/1/30	1,475,000	1,517,937
Minnesota Agricultural and
Economic Development
Board, Health Care System
Revenue (Fairview Health
Care Systems)	6.38	11/15/10	3,850,000 [a]	4,163,660
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	148,031
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/22	1,130,000	1,094,789
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/27	1,750,000	1,648,167
Minnesota Higher Education
Facilities Authority, Revenue
(Augsburg College)	5.00	5/1/36	1,500,000	1,038,600
Minnesota Housing Finance Agency,
Residential Housing
Finance Revenue	5.00	1/1/20	3,000,000	2,851,830
Minnesota Housing Finance Agency,
Residential Housing
Finance Revenue	4.85	7/1/31	2,000,000	1,479,100

The Fund 9

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/37	880,000	791,446
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.10	7/1/38	2,000,000	1,501,620
Minnesota Housing Finance Agency,
SFMR	5.80	1/1/19	855,000	851,939
Minnesota Housing Finance Agency,
SFMR (Insured; MBIA, Inc.)	5.45	1/1/22	465,000	485,623
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/35	1,500,000	1,231,995
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000	1,626,440
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.50	10/1/47	1,350,000	992,561
Northern Municipal Power Agency,
Electric System Revenue
(Insured; FSA)	5.40	1/1/16	4,500,000	4,606,515
Northfield,
HR	6.00	11/1/11	2,000,000 [a]	2,163,020
Northfield,
HR	5.38	11/1/31	2,240,000	1,690,394
Ramsey,
LR (Pact Charter School Project)	6.75	12/1/33	1,000,000	829,760
Rosemount-Apple Valley-Eagan
Independent School District
Number 196 (Minnesota School
District Credit Enhancement
Program) (Insured; MBIA, Inc.)	0.00	4/1/14	2,960,000 [b]	2,360,748
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,500,000	1,527,135
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000	874,590

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,500,000		1,139,400
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured; ACA)	5.70	11/1/15	2,000,000		1,813,880
Saint Paul Housing and
Redevelopment Authority, MFHR
(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000		1,849,840
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Block 19
Ramp) (Insured; FSA)	5.25	8/1/23	3,395,000		3,360,371
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		666,398
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA, Inc.)	0.00	1/1/25	4,505,000	[b]	1,856,285
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA, Inc.)	0.00	1/1/26	4,625,000	[b]	1,786,083
Todd, Morrison, Cass and Wadena
Counties United Hospital District,
Health Care Facility Revenue
(Lakewood Health System)	5.00	12/1/21	1,000,000		898,440
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; MBIA, Inc.)	5.50	2/1/32	2,000,000		1,938,620
Washington County Housing and
Redevelopment Authority, Hospital
Facility Revenue (HealthEast
Project) (Insured; ACA)	5.38	11/15/18	2,215,000		1,828,305

The Fund 11

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Willmar,
HR (Rice Memorial Hospital
Project) (Insured; FSA)	5.00	2/1/32	4,000,000		3,739,000
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000		1,134,810
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000		2,135,400
Total Long-Term Municipal Investments
(cost $112,195,730)					106,327,731

Short-Term Municipal
Investments—3.7%

Minneapolis,
Health Care Revenue, Refunding
(Fairview Health Services)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	8.00	11/7/08	150,000	[c]	150,000
Minnesota Higher Education
Facilities Authority, Revenue
(College of Saint Scholastica, Inc.)
(LOC; Marshall and Isley Bank)	2.10	11/1/08	4,000,000	[c]	4,000,000
Total Short-Term Municipal Investments
(cost $4,150,000)					4,150,000

Total Investments (cost $116,345,730)			98.4%		110,477,731

Cash and Receivables (Net)			1.6%		1,831,743

Net Assets			100.0%		112,309,474

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at October 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

12

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 13

S TAT E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	33.8
AA		Aa		AA	25.0
A		A		A	19.0
BBB		Baa		BBB	11.8
F1		MIG1/P1		SP1/A1	3.6
Not Rated[d]		Not Rated[d]		Not Rated[d]	6.8
					100.0

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

O c t o b e r 3 1 , 2 0 0 8 ( U n a u d i t e d )

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		116,345,730	110,477,731
Cash			318,340
Interest receivable			1,717,487
Receivable for shares of Beneficial Interest subscribed			49,348
Prepaid expenses			11,898
			112,574,804

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			94,744
Payable for shares of Beneficial Interest redeemed			146,505
Accrued expenses			24,081
			265,330

Net Assets ($)			112,309,474

Composition of Net Assets ($):
Paid-in capital			117,662,121
Accumulated undistributed investment income—net			1,197
Accumulated net realized gain (loss) on investments			514,155
Accumulated net unrealized appreciation
(depreciation) on investments			(5,867,999)

Net Assets ($)			112,309,474

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	104,622,315	2,820,965	4,866,194
Shares Outstanding	7,574,676	203,884	351,767

Net Asset Value Per Share ($)	13.81	13.84	13.83

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS

S i x M o n t h s E n d e d O c t o b e r 3 1 , 2 0 0 8 ( U n a u d i t e d )

Investment Income ($):
Interest Income	3,138,252
Expenses:
Management fee—Note 3(a)	323,736
Shareholder servicing costs—Note 3(c)	179,558
Distribution fees—Note 3(b)	28,551
Professional fees	23,620
Interest and expense related to
floating rate notes issued—Note 4	17,979
Registration fees	10,706
Custodian fees—Note 3(c)	9,693
Prospectus and shareholders’ reports	3,812
Trustees’ fees and expenses—Note 3(d)	2,472
Loan commitment fees—Note 2	506
Miscellaneous	12,840
Total Expenses	613,473
Less—reduction in fees due to
earnings credits—Note 1(b)	(4,925)
Net Expenses	608,548
Investment Income—Net	2,529,704

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	122,666
Net unrealized appreciation (depreciation) on investments	(9,371,412)
Net Realized and Unrealized Gain (Loss) on Investments	(9,248,746)
Net (Decrease) in Net Assets Resulting from Operations	(6,719,042)

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Operations ($):
Investment income—net	2,529,704	4,843,811
Net realized gain (loss) on investments	122,666	416,335
Net unrealized appreciation
(depreciation) on investments	(9,371,412)	(3,240,036)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(6,719,042)	2,020,110

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,363,309)	(4,408,935)
Class B Shares	(77,023)	(274,954)
Class C Shares	(88,175)	(159,922)
Total Dividends	(2,528,507)	(4,843,811)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	12,086,777	13,512,733
Class B Shares	3,041	218,153
Class C Shares	476,277	1,337,384
Dividends reinvested:
Class A Shares	1,727,199	2,976,221
Class B Shares	28,495	79,899
Class C Shares	46,255	63,957
Cost of shares redeemed:
Class A Shares	(5,998,837)	(12,301,035)
Class B Shares	(1,985,789)	(4,155,306)
Class C Shares	(131,703)	(575,397)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	6,251,715	1,156,609
Total Increase (Decrease) in Net Assets	(2,995,834)	(1,667,092)

Net Assets ($):
Beginning of Period	115,305,308	116,972,400
End of Period	112,309,474	115,305,308

The Fund 17

S TAT E M E N T O F C H A N G E S I N N E T A S S E T S (continued)

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Capital Share Transactions:
Class Aa
Shares sold	821,540	894,942
Shares issued for dividends reinvested	118,748	197,905
Shares redeemed	(411,398)	(816,473)
Net Increase (Decrease) in Shares Outstanding	528,890	276,374

Class Ba
Shares sold	207	14,421
Shares issued for dividends reinvested	1,949	5,300
Shares redeemed	(135,028)	(275,057)
Net Increase (Decrease) in Shares Outstanding	(132,872)	(255,336)

Class C
Shares sold	32,883	88,434
Shares issued for dividends reinvested	3,178	4,255
Shares redeemed	(9,129)	(38,097)
Net Increase (Decrease) in Shares Outstanding	26,932	54,592

a During the period ended October 31, 2008, 52,352 Class B shares representing $774,668 were automatically converted to 52,433 Class A shares and during the period ended April 30, 2008, 46,498 Class B shares representing $704,488 were automatically converted to 46,568 Class A shares.

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class A shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	14.96	15.32	15.17	15.42	15.19	15.57
Investment Operations:
Investment income—net[a]	.32	.64	.64	.64	.64	.65
Net realized and unrealized
gain (loss) on investments	(1.15)	(.36)	.17	(.25)	.40	(.36)
Total from Investment Operations	(.83)	.28	.81	.39	1.04	.29
Distributions:
Dividends from
investment income—net	(.32)	(.64)	(.64)	(.64)	(.65)	(.65)
Dividends from net realized
gain on investments	—	—	(.02)	—	(.16)	(.02)
Total Distributions	(.32)	(.64)	(.66)	(.64)	(.81)	(.67)
Net asset value, end of period	13.81	14.96	15.32	15.17	15.42	15.19

Total Return (%)[b]	(5.63)[c]	1.86	5.44	2.58	6.99	1.85

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99[d]	1.11	1.10	1.08	1.02	.98
Ratio of net expenses
to average net assets	.98[d]	1.10	1.09	1.07	1.01	.98
Ratio of net investment income
to average net assets	4.35[d]	4.21	4.18	4.19	4.21	4.20
Portfolio Turnover Rate	5.54[c]	14.69	5.27	7.24	9.86	29.35

Net Assets, end of period
($ x 1,000)	104,622	105,393	103,737	102,510	107,083	111,837
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 19

F I N A N C I A L H I G H L I G H T S (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class B shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	14.98	15.35	15.19	15.44	15.22	15.59
Investment Operations:
Investment income—net[a]	.28	.56	.56	.56	.56	.57
Net realized and unrealized
gain (loss) on investments	(1.14)	(.37)	.18	(.24)	.39	(.35)
Total from Investment Operations	(.86)	.19	.74	.32	.95	.22
Distributions:
Dividends from
investment income—net	(.28)	(.56)	(.56)	(.57)	(.57)	(.57)
Dividends from net realized
gain on investments	—	—	(.02)	—	(.16)	(.02)
Total Distributions	(.28)	(.56)	(.58)	(.57)	(.73)	(.59)
Net asset value, end of period	13.84	14.98	15.35	15.19	15.44	15.22

Total Return (%)[b]	(5.80)[c]	1.26	4.98	2.06	6.36	1.40

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52[d]	1.62	1.61	1.59	1.53	1.48
Ratio of net expenses
to average net assets	1.52[d,e]	1.61	1.59	1.58	1.52	1.48
Ratio of net investment income
to average net assets	3.82[d]	3.70	3.67	3.68	3.70	3.69
Portfolio Turnover Rate	5.54[c]	14.69	5.27	7.24	9.86	29.35

Net Assets, end of period
($ x 1,000)	2,821	5,046	9,088	10,420	12,621	16,493

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

20

Six Months Ended
October 31, 2008			Year Ended April 30,

Class C shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	14.98	15.35	15.19	15.44	15.21	15.59
Investment Operations:
Investment income—net[a]	.26	.52	.53	.53	.53	.53
Net realized and unrealized
gain (loss) on investments	(1.14)	(.37)	.18	(.25)	.39	(.36)
Total from Investment Operations	(.88)	.15	.71	.28	.92	.17
Distributions:
Dividends from
investment income—net	(.27)	(.52)	(.53)	(.53)	(.53)	(.53)
Dividends from net realized
gain on investments	—	—	(.02)	—	(.16)	(.02)
Total Distributions	(.27)	(.52)	(.55)	(.53)	(.69)	(.55)
Net asset value, end of period	13.83	14.98	15.35	15.19	15.44	15.21

Total Return (%)[b]	(5.98)[c]	1.03	4.72	1.81	6.18	1.09

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.75[d]	1.86	1.85	1.83	1.77	1.72
Ratio of net expenses
to average net assets	1.75[d,e]	1.86[e]	1.84	1.82	1.76	1.72
Ratio of net investment income
to average net assets	3.58[d]	3.44	3.43	3.43	3.45	3.43
Portfolio Turnover Rate	5.54[c]	14.69	5.27	7.24	9.86	29.35

Net Assets, end of period
($ x 1,000)	4,866	4,867	4,148	4,398	4,542	4,922

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers nine series including the Dreyfus Minnesota Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, State income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Trustees held on July 22, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the Trust from “Dreyfus Premier State Municipal Bond Fund” to “Dreyfus State Municipal Bond Funds”, and the name of the fund from “Minnesota Series” to “Dreyfus Minnesota Fund”.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a

22

CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial

The Fund 23

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	110,477,731	0
Level 3—Significant
Unobservable Inputs	0	0
Total	110,477,731	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

24

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 25

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was as follows: tax exempt income $4,843,811. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the

26

time of borrowing. During the period ended October 31, 2008, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2008, the Distributor retained $3,385 from commissions earned on sales of the fund’s Class A shares and $3,301 and $12 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2008, Class B and Class C shares were charged $10,084 and $18,467, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, Class A, Class B and Class C shares were charged $135,955, $5,042 and $6,156, respectively, pursuant to the Shareholder Services Plan.

The Fund 27

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2008, the fund was charged $19,240 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2008, the fund was charged $1,360 pursuant to the cash management agreement.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2008, the fund was charged $9,693 pursuant to the custody agreement.

During the period ended October 31, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $52,457, Rule 12b-1 distribution plan fees $4,307, shareholder services plan fees $23,844, custodian fees $3,498, chief compliance officer fees $1,973 and transfer agency per account fees $8,665.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2008, amounted to $6,239,343 and $8,816,208, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund

28

are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.At October 31, 2008, there were no floating rate notes outstanding.

At October 31, 2008, accumulated net unrealized depreciation on investments was $5,867,999, consisting of $2,969,465 gross unrealized appreciation and $8,837,464 gross unrealized depreciation.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 22, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

30

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to broader group of funds (the “Performance Universe”), selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1999 - 2008) was equal to or above the Performance Group median for the corresponding time period, except the one-year period ended May 31, 2001, and that the fund’s yield performance was higher than the Performance Universe median for each reported time period.The Board members reviewed the fund’s total return performance for various periods ended May 31, 2008, and noted that the fund’s total return performance was equal to or above the Performance Group and Performance Universe medians for each of the one-, two-, three-, four-, five- and ten-year periods. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, which reflected that the fund had outperformed its Lipper category average in eight of the past ten calendar years.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were above the Expense Group and Expense universe medians.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.

32

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 33

Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund

SEMIANNUAL REPORT October 31, 2008

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

16	Statement of Assets and Liabilities

17	Statement of Operations

18	Statement of Changes in Net Assets

20	Financial Highlights

23	Notes to Financial Statements

32	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Ohio Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2008, through October 31, 2008.

These are difficult times for fixed-income investors.A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort.The U.S. economic slowdown also has gathered momentum, depressing investor sentiment and consumer confidence. These factors undermined returns in most bond market sectors, including municipal bonds. Even the traditional safe haven of U.S. government securities has encountered heightened volatility.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the general financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among municipal securities and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation

November 17, 2008 2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2008, through October 31, 2008, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Class A, B and C shares of Dreyfus Ohio Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of –6.46%, –6.80% and –6.88%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index, the fund’s benchmark, produced a total return of –4.70% for the same period.2 In addition, the fund is reported in the Lipper Ohio Municipal Debt Funds category, and the average total return for all funds reported in this Lipper category was –6.38% for the same period.3

A financial crisis and economic slowdown produced heightened volatility during the reporting period among many asset classes, including municipal bonds. The fund’s returns were lower than its benchmark, which does not reflect fees and expenses like a mutual fund, and the Lipper category average, primarily due to weakness among some longer-term and lower-rated holdings.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Ohio state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Ohio state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential.When selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds: Caught in the Credit Crisis

A credit crisis sent shockwaves throughout the financial markets before the reporting period began, as highly leveraged institutional investors were forced by sub-prime mortgage related losses to sell their more liquid and creditworthy holdings, including municipal bonds. These developments were exacerbated by declining housing prices, rising unemployment and plummeting consumer confidence, which weighed heavily on the U.S. and Ohio economies. In fact, Ohio was hit particularly hard by deteriorating business conditions in the automotive and other manufacturing industries, putting fiscal pressure on the state and its municipalities.

By the time the reporting period began, aggressive reductions of short-term interest rates by the Federal Reserve Board (the “Fed”) and the Fed’s participation in the rescue of a major investment bank seemed to bolster investor sentiment. However, the resulting period of relative calm was short-lived, as renewed uncertainty regarding the magnitude of sub-prime losses affecting global financial institutions wreaked havoc on the global banking system in September 2008.The U.S. government responded by enacting a $700 billion rescue package.At the same time, the Fed and central banks around the world implemented a coordinated rate cut in an attempt to stem global turmoil, and financial markets appeared to stabilize by the reporting period’s end.

Municipal bonds also were hurt when monoline insurers incurred massive sub-prime losses, causing investors to question the value of munic-

4

ipal bond insurance. Finally, the slumping economy has put pressure on state and local budgets, further depressing investor sentiment.

Longer-than-Average Duration Hampered Fund Returns

While the fund benefited to a degree from its holdings of municipal bonds with sound credit and liquidity profiles, an allocation to lower-rated bonds undermined relative performance, including bonds backed by the states’ settlement of litigation with U.S. tobacco companies. In addition, the fund’s relatively long average duration detracted from relative performance.

Whenever possible, we attempted to reduce the fund’s holdings of lower-rated bonds and upgrade its income stream by replacing existing positions with bonds offering higher book yields. However, opportunities to do so during the reporting period were limited by a lack of demand for lower-rated credits and a low volume of newly issued bonds with the characteristics we sought.

Staying Cautious in a Volatile Market

As of the reporting period’s end, the economic downturn and financial crisis have persisted.Therefore, we intend to maintain our focus on municipal bonds with strong credit and liquidity profiles.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares.

Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Ohio residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.

Index returns do not reflect fees and expenses associated with operating a mutual fund.

3	Source: Lipper Inc.

The Fund

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2008

	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.22	$ 7.94	$ 8.91
Ending value (after expenses)	$935.40	$932.00	$931.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.45	$ 8.29	$ 9.30
Ending value (after expenses)	$1,019.81	$1,016.99	$1,015.98

  Expenses are equal to the fund’s annualized expense ratio of 1.07% for Class A, 1.63% for Class B, and 1.83% for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—100.5%	Rate (%)	Date	Amount ($)	Value ($)

Ohio—91.3%
Akron,
GO	6.00	12/1/12	1,380,000	1,533,014
Akron,
GO (Insured; MBIA, Inc.)	5.50	12/1/20	1,460,000	1,494,865
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/16	1,000,000	948,530
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/21	730,000	638,013
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000	415,595
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/30	400,000	307,376
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/35	1,000,000	736,560
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	5,000,000	3,128,050
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000	2,455,577
Cincinnati,
Water System Revenue	5.00	12/1/32	2,400,000	2,268,288
Cincinnati City School District,
GO School Improvement Bonds
(Insured; MBIA, Inc.)	5.38	12/1/11	6,560,000 [a]	7,053,902
Cincinnati State Technical and
Community College, General
Receipts Bonds (Insured; AMBAC)	5.25	10/1/22	2,375,000	2,257,817

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Clermont County,
Hospital Facilities Revenue
(Mercy Health System)
(Insured; AMBAC)	5.63	9/1/16	4,250,000	4,096,448
Cleveland,
Waterworks Revenue (Insured;
MBIA, Inc.)	5.50	1/1/21	8,000,000	7,867,120
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.00	12/1/18	2,345,000	2,293,574
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,655,000	3,410,225
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	6,250,000	6,361,063
Fairfield City School District,
GO School Improvement Bonds
(Insured; FGIC)	5.38	12/1/19	1,860,000	1,899,692
Fairfield City School District,
GO School Improvement Bonds
(Insured; FGIC)	5.38	12/1/20	1,400,000	1,420,356
Franklin County,
HR (Holy Cross Health System
Corporation)	5.80	6/1/16	260,000	260,044
Hamilton County,
EDR (King Highland Community
Urban Redevelopment
Corporation—University of
Cincinnati, Lessee, Project)
(Insured; MBIA, Inc.)	5.00	6/1/33	2,000,000	1,823,360

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Ohio (continued)
Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	17,940,000	[b]	5,522,829
Hamilton County,
Sewer System Revenue
(Insured; MBIA, Inc.)	5.25	12/1/11	1,000,000	[a]	1,071,620
Highland Local School District,
GO School Improvement Bonds
(Insured; FSA)	5.75	12/1/11	2,020,000	[a]	2,194,306
Hilliard City School District,
GO School Improvement Bonds
(Insured; FGIC)	0.00	12/1/13	1,655,000	[b]	1,315,874
Hilliard City School District,
GO School Improvement Bonds
(Insured; FGIC)	0.00	12/1/14	1,655,000	[b]	1,238,916
Lebanon City School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA)	5.50	12/1/11	4,050,000	[a]	4,369,788
Mason City School District,
GO Unlimited Tax Bonds
(Insured; FSA)	5.25	12/1/31	5,000,000		4,986,500
Massillon City School District,
GO (Various Purpose Improvement)
(Insured; MBIA, Inc.)	5.00	12/1/25	1,150,000		1,124,125
Milford Exempt Village School
District, GO School
Improvement Bonds
(Insured; FSA)	6.00	12/1/11	1,910,000	[a]	2,088,814
New Albany Community Authority,
Community Facilities Revenue
(Insured; AMBAC)	5.20	10/1/24	2,000,000		1,924,500
North Royalton City School
District, GO School
Improvement Bonds
(Insured; MBIA, Inc.)	6.10	12/1/09	2,500,000	[a]	2,667,700

The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Ohio (continued)
Ohio,
GO (Insured; FSA)	5.00	3/15/20	15,520,000	[c,d]	15,664,646
Ohio,
HR (Cleveland Clinic Health
System Obligated Group)	5.25	1/1/33	3,450,000		2,946,231
Ohio,
PCR (Standard Oil Company
Project) (Guaranteed; British
Petroleum Company PLC)	6.75	12/1/15	2,700,000		3,029,211
Ohio,
SWDR (USG Corporation Project)	5.60	8/1/32	3,000,000		1,734,390
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier University
Project) (Insured; FGIC)	5.00	5/1/13	2,000,000	[a]	2,127,760
Ohio State University,
General Receipts Bonds	5.25	6/1/23	2,625,000		2,646,131
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements	5.50	2/15/26	7,700,000		7,722,253
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,250,000		1,824,795
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000		1,878,550
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,145,000		1,648,862
Richland County,
GO (Correctional Facilities Bonds)
(Insured; Assured Guaranty)	6.00	12/1/28	400,000		408,160

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Ohio (continued)
Strongsville,
GO Library Improvement Bonds
(Insured; FGIC)	5.50	12/1/20	1,700,000		1,732,929
Summit County,
GO (Insured; FGIC)	6.50	12/1/10	2,000,000	[a]	2,184,680
Summit County Port Authority,
Development Revenue
(Bond Fund Program-Twinsburg
Township Project)	5.13	5/15/25	660,000		485,899
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000		972,070
Toledo-Lucas County Port
Authority, Development
Revenue (Northwest Ohio
Bond Fund—Midwest
Terminals Project)	6.00	11/15/27	1,790,000		1,369,977
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund—
Toledo Express Airport Project)	6.38	11/15/32	2,425,000		1,863,443
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC)	5.75	6/1/11	2,165,000	[a]	2,347,596
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC)	5.75	6/1/11	1,500,000	[a]	1,626,510
University of Cincinnati,
General Receipts Bonds
(Insured; MBIA, Inc.)	5.00	6/1/21	3,040,000		2,990,022
Warren,
Waterworks Revenue
(Insured; FGIC)	5.50	11/1/15	1,450,000		1,468,720
West Muskingum Local School
District, GO (School
Facilities Construction and
Improvement) (Insured; FGIC)	5.00	12/1/30	2,945,000		2,691,170

The Fund

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Ohio (continued)
Youngstown,
GO Pension Bonds
(Insured; AMBAC)	5.38	12/1/10	2,195,000	[a]	2,347,816
Youngstown,
GO Pension Bonds
(Insured; AMBAC)	6.00	12/1/10	2,370,000	[a]	2,564,909
U.S. Related—9.2%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	[b]	267,750
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	900,000		670,185
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)	5.00	7/1/23	2,000,000		1,786,800
Puerto Rico Electric Power
Authority, Power Revenue,
(Insured; MBIA, Inc.)	5.50	7/1/15	1,000,000		1,011,030
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/31	5,000,000		4,703,750
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc. Project)	6.25	6/1/26	1,935,000		776,612
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	3,000,000		3,040,680
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan Notes	6.00	10/1/22	3,000,000		2,619,810
Total Long-Term Municipal Investments
(cost $172,624,009)					162,327,788

12

Short-Term Municipal	Coupon	Maturity	Principal
Investments—2.7%	Rate (%)	Date	Amount ($)		Value ($)

Ohio;
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Wachovia Bank)	1.65	11/1/08	900,000	[e]	900,000
Cuyahoga County,
Health Care Facilities Revenue
(The A.M. McGregor Home
Project) (LOC; Key Bank)	1.80	11/7/08	3,450,000	[e]	3,450,000
Total Short-Term Municipal Investments
(cost $4,350,000)					4,350,000

Total Investments (cost $176,974,009)			103.2%		166,677,788
Liabilities, Less Cash and Receivables			(3.2%)		(5,238,929)
Net Assets			100.0%		161,438,859

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, this security amounted to $15,664,646 or 9.7% of net assets.

d	Collateral for floating rate borrowings.

e	Variable rate demand note—rate shown is the interest rate in effect at October 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	28.1
AA		Aa		AA	43.1
A		A		A	3.2
BBB		Baa		BBB	10.4
BB		Ba		BB	1.5
CCC		Caa		CCC	.5
F1		MIG1/P1		SP1/A1	2.7
Not Rated[f]		Not Rated[f]		Not Rated[f]	10.5
					100.0

† Based on total investments.

f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund

15

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2008 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		176,974,009	166,677,788
Interest receivable			2,974,254
Receivable for shares of Beneficial Interest subscribed			30,673
Prepaid expenses			10,317
			169,693,032

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			143,892
Cash overdraft due to Custodian			229,614
Payable for floating rate notes issued—Note 4			7,760,000
Interest and expense payable related to
floating rate notes issued—Note 4			51,847
Payable for shares of Beneficial Interest redeemed			42,862
Accrued expenses			25,958
			8,254,173

Net Assets ($)			161,438,859

Composition of Net Assets ($):
Paid-in capital			173,835,590
Accumulated undistributed investment income—net			951
Accumulated net realized gain (loss) on investments			(2,101,461)
Accumulated net unrealized appreciation
(depreciation) on investments			(10,296,221)

Net Assets ($)			161,438,859

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	150,987,737	3,595,554	6,855,568
Shares Outstanding	13,533,247	322,197	613,390

Net Asset Value Per Share ($)	11.16	11.16	11.18

See notes to financial statements.

16

STATEMENT OF OPERATIONS Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	4,846,804
Expenses:
Management fee—Note 3(a)	487,472
Shareholder servicing costs—Note 3(c)	274,893
Interest and expense related to floating rate notes issued—Note 4	119,887
Distribution fees—Note 3(b)	40,568
Professional fees	24,532
Custodian fees—Note 3(c)	12,431
Registration fees	9,611
Prospectus and shareholders’ reports	7,619
Trustees’ fees and expenses—Note 3(d)	3,612
Loan commitment fees—Note 2	801
Miscellaneous	13,919
Total Expenses	995,345
Less—reduction in fees due to
earnings credits—Note 1(b)	(4,935)
Net Expenses	990,410
Investment Income—Net	3,856,394

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(197,779)
Net unrealized appreciation (depreciation) on investments	(15,205,559)
Net Realized and Unrealized Gain (Loss) on Investments	(15,403,338)
Net (Decrease) in Net Assets Resulting from Operations	(11,546,944)

See notes to financial statements.

The Fund

17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Operations ($):
Investment income—net	3,856,394	8,022,454
Net realized gain (loss) on investments	(197,779)	(91,734)
Net unrealized appreciation
(depreciation) on investments	(15,205,559)	(6,632,199)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(11,546,944)	1,298,521

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,624,272)	(7,374,016)
Class B Shares	(93,066)	(362,070)
Class C Shares	(138,105)	(286,368)
Total Dividends	(3,855,443)	(8,022,454)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,124,642	12,754,953
Class B Shares	26,624	27,247
Class C Shares	216,411	176,524
Dividends reinvested:
Class A Shares	2,374,716	4,920,616
Class B Shares	62,674	227,899
Class C Shares	97,760	199,995
Cost of shares redeemed:
Class A Shares	(9,815,029)	(27,099,394)
Class B Shares	(2,499,165)	(8,216,673)
Class C Shares	(610,566)	(1,333,468)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,021,933)	(18,342,301)
Total Increase (Decrease) in Net Assets	(20,424,320)	(25,066,234)

Net Assets ($):
Beginning of Period	181,863,179	206,929,413
End of Period	161,438,859	181,863,179
Undistributed investment income—net	951	—

18

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Capital Share Transactions:
Class Aa
Shares sold	427,273	1,030,119
Shares issued for dividends reinvested	200,881	398,939
Shares redeemed	(834,210)	(2,193,888)
Net Increase (Decrease) in Shares Outstanding	(206,056)	(764,830)

Class Ba
Shares sold	2,216	2,205
Shares issued for dividends reinvested	5,279	18,449
Shares redeemed	(207,532)	(663,761)
Net Increase (Decrease) in Shares Outstanding	(200,037)	(643,107)

Class C
Shares sold	18,100	14,142
Shares issued for dividends reinvested	8,255	16,186
Shares redeemed	(51,345)	(107,570)
Net Increase (Decrease) in Shares Outstanding	(24,990)	(77,242)

a	During the period ended October 31, 2008, 134,370 Class B shares representing $1,619,579 were automatically converted to 134,409 Class A shares and during the period ended April 30, 2008, 444,345 Class B shares representing $5,510,081 were automatically converted to 444,510 Class A shares.

See notes to financial statements.

The Fund

19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class A shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	12.20	12.63	12.50	12.78	12.48	12.84
Investment Operations:
Investment income—net[a]	.27	.52	.51	.52	.52	.52
Net realized and unrealized
gain (loss) on investments	(1.05)	(.43)	.13	(.28)	.30	(.36)
Total from
Investment Operations	(.78)	.09	.64	.24	.82	.16
Distributions:
Dividends from
investment income—net	(.26)	(.52)	(.51)	(.52)	(.52)	(.52)
Net asset value, end of period	11.16	12.20	12.63	12.50	12.78	12.48

Total Return (%)[b]	(6.46)[c]	.74	5.22	1.92	6.70	1.25

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08[d]	1.07	1.05	1.02	.97	.94
Ratio of net expenses
to average net assets	1.07[d]	1.06	1.03	1.02	.97	.94
Ratio of net investment income
to average net assets	4.40[d]	4.19	4.07	4.12	4.12	4.09
Portfolio Turnover Rate	4.97[c]	12.00	31.65	13.57	5.30	18.49

Net Assets, end of period
($ x 1,000)	150,988	167,683	183,157	184,312	189,946	198,836

a	Based on average shares outstanding at each month end.

b	Exclusive of sales charge.

c	Not annualized.

d	Annualized.

See notes to financial statements.

20

Six Months Ended
October 31, 2008			Year Ended April 30,

Class B shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	12.21	12.63	12.50	12.78	12.48	12.84
Investment Operations:
Investment income—net[a]	.22	.45	.44	.46	.45	.46
Net realized and unrealized
gain (loss) on investments	(1.04)	(.42)	.14	(.28)	.31	(.36)
Total from
Investment Operations	(.82)	.03	.58	.18	.76	.10
Distributions:
Dividends from
investment income—net	(.23)	(.45)	(.45)	(.46)	(.46)	(.46)
Net asset value, end of period	11.16	12.21	12.63	12.50	12.78	12.48

Total Return (%)[b]	(6.80)[c]	.28	4.68	1.40	6.15	.74

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.64[d]	1.61	1.57	1.53	1.48	1.45
Ratio of net expenses
to average net assets	1.63[d]	1.60	1.55	1.53	1.48	1.45
Ratio of net investment income
to average net assets	3.83[d]	3.64	3.55	3.61	3.61	3.59
Portfolio Turnover Rate	4.97[c]	12.00	31.65	13.57	5.30	18.49

Net Assets, end of period
($ x 1,000)	3,596	6,375	14,720	22,108	28,740	37,779

a	Based on average shares outstanding at each month end.

b	Exclusive of sales charge.

c	Not annualized.

d	Annualized.

See notes to financial statements.

The Fund

21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class C shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	12.23	12.65	12.52	12.80	12.50	12.86
Investment Operations:
Investment income—net[a]	.22	.43	.42	.43	.42	.42
Net realized and unrealized
gain (loss) on investments	(1.05)	(.42)	.13	(.28)	.31	(.36)
Total from
Investment Operations	(.83)	.01	.55	.15	.73	.06
Distributions:
Dividends from
investment income—net	(.22)	(.43)	(.42)	(.43)	(.43)	(.42)
Net asset value, end of period	11.18	12.23	12.65	12.52	12.80	12.50

Total Return (%)[b]	(6.88)[c]	.07	4.42	1.15	5.89	.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.83[d]	1.83	1.81	1.78	1.73	1.70
Ratio of net expenses
to average net assets	1.83[d,e]	1.83[e]	1.79	1.77	1.73	1.70
Ratio of net investment income
to average net assets	3.65[d]	3.43	3.31	3.36	3.36	3.32
Portfolio Turnover Rate	4.97[c]	12.00	31.65	13.57	5.30	18.49

Net Assets, end of period
($ x 1,000)	6,856	7,805	9,053	9,939	10,406	11,051

a	Based on average shares outstanding at each month end.

b	Exclusive of sales charge.

c	Not annualized.

d	Annualized.

e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series including the Dreyfus Ohio Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, State income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Trustees held on July 22, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the Trust from “Dreyfus Premier State Municipal Bond Fund” to “Dreyfus State Municipal Bond Funds”, and the name of the fund from “Ohio Series” to “Dreyfus Ohio Fund”.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the secu-

24

rities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	166,677,788	0
Level 3—Significant
Unobservable Inputs	0	0
Total	166,677,788	0

  Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

26

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,903,682 available for federal income taxes to be applied against future net securities profits, if any, realized subsequent to April 30, 2008. If not applied, $1,424,574 of the carryover expires in fiscal 2012, $387,374 expires in fiscal 2013 and 91,734 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was as follows: tax exempt income

The Fund

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$8,022,454. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2008, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2008, the Distributor retained $5,129 from commissions earned on sales of the fund’s Class A shares and $5,353 and $772 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2008, Class B and Class C shares were charged $12,144 and $28,424, respectively, pursuant to the Plan.

28

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, Class A, Class B and Class C shares were charged $206,031, $6,072 and $9,475, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2008, the fund was charged $35,892 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2008, the fund was charged $2,344 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2008, the fund was charged $12,431 pursuant to the custody agreement.

During the period ended October 31, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The Fund

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $76,131, Rule 12b-1 distribution plan fees $5,921, shareholder services plan fees $34,605, custodian fees $6,136, chief compliance officer fees $1,973 and transfer agent per account fees $19,126.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2008, amounted to $8,811,081 and $16,114,835, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

30

At October 31, 2008, accumulated net unrealized depreciation on investments was $10,296,221, consisting of $2,685,174 gross unrealized appreciation and $12,981,395 gross unrealized depreciation.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund

31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 22, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

32

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1999-2008) was above or equal to the Performance Group median for the five periods ended May 31, 2008, 2007, 2004, 2000 and 1999, and below the Performance Group medium for the other five periods, and that the fund’s yield performance was above the Performance Universe median for each reported time period.The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2008, and noted that the fund’s total return performance was below the Performance Group median for each reported time period, and above orequal to the Performance Universe median for each of the three-, four-, five- and ten-year periods. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, noting the fund outperformed its Lipper category average in eight of the past ten calendar years. The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance.The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected performance.

The Fund

33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

34

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management

Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  Although the Board was concerned with the fund’s relative perfor- mance, it was satisfied with the Manager’s efforts to improve the fund’s performance as discussed at the meeting. The Board con- cluded it was necessary to closely monitor the performance of the fund and its portfolio management team.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund

35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

36

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statement of Changes in Net Assets

17	Financial Highlights

20	Notes to Financial Statements

28	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus State Municipal Bond Funds, Dreyfus Virginia Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for DreyfusVirginia Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2008, through October 31, 2008.

These are difficult times for fixed-income investors.A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort.The U.S. economic slowdown also has gathered momentum, depressing investor sentiment and consumer confidence. These factors undermined returns in most bond market sectors, including municipal bonds. Even the traditional safe haven of U.S. government securities has encountered heightened volatility.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the general financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among municipal securities and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation November 17, 2008

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2008, through October 31, 2008, as provided by W. Michael Petty, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Class A, B, and C shares of Dreyfus Virginia Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of –3.80%, –3.96% and –4.17%, repectively.1 The fund’s benchmark, the Barclays Capital Municipal Bond Index, achieved a total return of –4.70% for the same period.2 In addition, the fund is reported in the LipperVirginia Municipal Debt Funds category, and the average total return for all funds reported in this Lipper category was –7.82% for the reporting period.3

Like most other asset classes, municipal bond prices were undermined during the reporting period by slowing economic growth and a global financial crisis.The fund produced better returns than its benchmark and the Lipper category average, primarily due to its relatively short average maturity and emphasis on bonds at the upper end of the credit spectrum.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax andVirginia state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Virginia state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Declined in the Financial Crisis

Led by slumping home prices, the U.S. and Virginia economies encountered rising unemployment, a surge in mortgage foreclosures and plummeting consumer confidence during the reporting period. In addition, a credit crunch that began in 2007 developed into a severe global financial crisis. Highly leveraged institutional investors were forced to sell their more liquid and creditworthy investments, including municipal bonds, to meet margin calls and redemptions. In addition, several major bond insurers suffered massive sub-prime related losses, causing investors to question the value of insurance on municipal bonds.The financial crisis also led to severely curtailed liquidity conditions in the shorter-term segments of the municipal bond market.

These developments boosted the supply of longer-term municipal bonds, causing prices to fall and yields to rise. Indeed, for much of the reporting period, tax-exempt yields were significantly higher than those of comparable taxable U.S.Treasury securities.

Lower-Rated, Longer-Term Securities Suffered

As investors flocked toward traditional safe havens, the market downturn was particularly damaging to lower-rated municipal bonds. Because the fund’s holdings tended to be concentrated at the upper end of the credit spectrum, the fund’s overall performance benefited from this “flight to quality.” In addition, a substantial portion of the

4

fund’s holdings was composed of bonds for which funds have been set aside for redemption at the earliest available opportunity.These securities held up relatively well during the downturn.The fund’s returns also were bolstered by a relatively short average duration, which helped preserve value when market weakness proved to be particularly severe among longer-term maturities.

Maintaining a Cautious Investment Posture

As of the reporting period’s end, the U.S. and Virginia economies have remained weak, and the financial crisis has persisted.Therefore, over the near term, we intend to maintain a relatively defensive posture. Over the longer term, however, we believe that low valuations, high yields relative to taxable U.S. government securities and the likelihood of rising federal and state taxes make municipal bonds an attractive asset class. As fund holdings mature or are redeemed early, we currently intend to redeploy assets when possible to new bonds with relatively robust income streams.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Virginia residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Virginia Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2008

	Class A	Class B	Class C

Expenses paid per $1,000†	$ 4.90	$ 7.31	$ 8.59
Ending value (after expenses)	$962.00	$960.40	$958.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.04	$ 7.53	$ 8.84
Ending value (after expenses)	$1,020.21	$1,017.74	$1,016.43

† Expenses are equal to the fund’s annualized expense ratio of .99% for Class A, 1.48% for Class B, and 1.74% for
Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.4%	Rate (%)	Date	Amount ($)		Value ($)

Virginia—81.7%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000		1,441,200
Alexandria,
Consolidated Public
Improvement GO Bonds	5.50	6/15/10	2,625,000	[a]	2,787,750
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000		761,890
Bristol,
Utility System Revenue
(Insured; MBIA, Inc.)	5.25	7/15/20	2,185,000		2,177,265
Capital Region Airport Commission,
Airport Revenue (Insured; FSA)	5.00	7/1/31	1,000,000		911,470
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	1,100,000		1,108,888
Chesapeake,
GO Public Improvement Bonds	5.50	12/1/17	1,750,000		1,850,502
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000		1,052,540
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000		1,506,945
Dulles Town Center Community
Development Authority, Special
Assessment Tax (Dulles Town
Center Project)	6.25	3/1/26	2,920,000		2,466,524
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,655,000	[a]	1,747,614
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,830,000	[a]	1,932,407

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia (continued)
Harrisonburg Industrial
Development Authority,
Hospital Facilities Revenue
(Rockingham Memorial Hospital)
(Insured; AMBAC)	4.25	8/15/26	750,000	585,097
Loudoun County Sanitation
Authority, Water and Sewer
Revenue	5.00	1/1/33	2,000,000	1,913,380
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000	1,047,210
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000	980,930
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33	500,000	313,525
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P. Project)	7.65	1/1/10	500,000	513,590
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(Catholic Diocese of Arlington)	5.50	10/1/33	1,000,000	897,720
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
FGIC)	5.25	7/15/17	3,100,000	3,162,248
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; MBIA, Inc.)	5.50	7/1/21	2,500,000	2,518,325
Spotsylvania County Industrial
Development Authority, Public
Facility Revenue (Spotsylvania
School Facilities Project)
(Insured; AMBAC)	5.00	2/1/30	1,000,000	930,600
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.63	6/1/15	1,000,000 [a]	1,095,020

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Virginia (continued)
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/16	215,000	[a]	230,828
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	785,000		619,758
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.75	7/1/22	1,000,000		823,990
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.90	1/1/33	3,000,000		2,224,920
Virginia Housing Development
Authority, MFHR	5.95	5/1/16	710,000		725,201
Virginia Public Building
Authority, Public Facilities
Revenue	5.75	8/1/10	2,700,000	[a]	2,861,217
Virginia Resources Authority,
Clean Water State Revolving
Fund Revenue	5.38	10/1/10	1,535,000	[a]	1,621,635
Virginia Resources Authority,
Clean Water State Revolving
Fund Revenue	5.00	10/1/29	1,000,000		982,140
Western Virginia Regional Jail
Authority, Regional Jail
Facility Revenue (Insured;
MBIA, Inc.)	5.00	6/1/21	1,000,000		1,002,100
U.S. Related—15.7%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	1,500,000	[a]	1,576,680
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000		744,650
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.50	7/1/12	2,950,000		3,025,432

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000 [a]	3,260,310

Total Investments (cost $54,559,538)			97.4%	53,401,501
Cash and Receivables (Net)			2.6%	1,418,325
Net Assets			100.0%	54,819,826

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

10

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	43.0
AA		Aa		AA	33.9
		A		A	5.5
BBB		Baa		BBB	10.0
BB		Ba		BB	1.4
Not Rated [b]		Not Rated [b]		Not Rated [b]	6.2
					100.0

†	Based on total investments.
b	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2008 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities-See Statement of Investments		54,559,538	53,401,501
Cash			137,932
Interest receivable			826,634
Receivable for investment securities sold			517,496
Receivable for shares of Beneficial Interest subscribed			6,179
Prepaid expenses			10,276
			54,900,018

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			46,881
Payable for shares of Beneficial Interest redeemed			16,594
Interest payable—Note 2			816
Accrued expenses			15,901
			80,192

Net Assets ($)			54,819,826

Composition of Net Assets ($):
Paid-in capital			58,418,053
Accumulated undistributed investment income—net			277
Accumulated net realized gain (loss) on investments			(2,440,467)
Accumulated net unrealized appreciation
(depreciation) on investments			(1,158,037)

Net Assets ($)			54,819,826

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	51,280,594	1,356,451	2,182,781
Shares Outstanding	3,335,535	88,259	142,081

Net Asset Value Per Share ($)	15.37	15.37	15.36

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	1,434,286
Expenses:
Management fee—Note 3(a)	159,540
Shareholder servicing costs—Note 3(c)	92,461
Professional fees	21,702
Distribution fees—Note 3(b)	12,244
Registration fees	10,416
Custodian fees—Note 3(c)	4,409
Prospectus and shareholders’ reports	2,664
Trustees’ fees and expenses—Note 3(d)	1,513
Loan commitment fees	255
Miscellaneous	10,503
Total Expenses	315,707
Less-reduction in management fee due to undertaking—Note 3(a)	(12,672)
Less-reduction in fees due to earnings credits—Note 1(b)	(2,718)
Net Expenses	300,317
Investment Income-Net	1,133,969

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(820,185)
Net unrealized appreciation (depreciation) on investments	(2,496,244)
Net Realized and Unrealized Gain (Loss) on Investments	(3,316,429)
Net (Decrease) in Net Assets Resulting from Operations	(2,182,460)

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Operations ($):
Investment income—net	1,133,969	2,392,061
Net realized gain (loss) on investments	(820,185)	82,256
Net unrealized appreciation
(depreciation) on investments	(2,496,244)	(1,685,918)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,182,460)	788,399

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,070,604)	(2,230,953)
Class B Shares	(27,874)	(88,193)
Class C Shares	(35,214)	(72,915)
Total Dividends	(1,133,692)	(2,392,061)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,281,024	3,715,660
Class B Shares	8,619	81,348
Class C Shares	170,050	78,910
Dividends reinvested:
Class A Shares	707,278	1,429,961
Class B Shares	12,870	41,373
Class C Shares	22,594	42,441
Cost of shares redeemed:
Class A Shares	(2,844,375)	(8,184,571)
Class B Shares	(426,692)	(1,797,032)
Class C Shares	(103,711)	(237,659)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(172,343)	(4,829,569)
Total Increase (Decrease) in Net Assets	(3,488,495)	(6,433,231)

Net Assets ($):
Beginning of Period	58,308,321	64,741,552
End of Period	54,819,826	58,308,321
Undistributed investment income—net	277	—

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Capital Share Transactions:
Class Aa
Shares sold	140,362	225,429
Shares issued for dividends reinvested	44,282	87,168
Shares redeemed	(177,489)	(497,532)
Net Increase (Decrease) in Shares Outstanding	7,155	(184,935)

Class Ba
Shares sold	539	4,950
Shares issued for dividends reinvested	805	2,520
Shares redeemed	(26,326)	(109,406)
Net Increase (Decrease) in Shares Outstanding	(24,982)	(101,936)

Class C
Shares sold	10,770	4,765
Shares issued for dividends reinvested	1,416	2,589
Shares redeemed	(6,355)	(14,541)
Net Increase (Decrease) in Shares Outstanding	5,831	(7,187)

a	During the period ended October 31, 2008, 12,681 Class B shares representing $204,577 were automatically converted to 12,680 Class A shares and during the period ended April 30, 2008, 73,936 Class B shares representing $1,219,764 were automatically converted to 73,923 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	16.30	16.72	16.61	17.04	16.73	17.17
Investment Operations:
Investment income—net[a]	.32	.65	.68	.69	.66	.68
Net realized and unrealized
gain (loss) on investments	(.93)	(.42)	.11	(.43)	.31	(.44)
Total from Investment Operations	(.61)	.23	.79	.26	.97	.24
Distributions:
Dividends from investment
income—net	(.32)	(.65)	(.68)	(.69)	(.66)	(.68)
Net asset value, end of period	15.37	16.30	16.72	16.61	17.04	16.73

Total Return (%)[b]	(3.80)[c]	1.44	4.85	1.51	5.87	1.39

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04[d]	1.18	1.16	1.11	1.06	1.04
Ratio of net expenses
to average net assets	.99[d]	1.15	1.15	1.10	1.05	1.04
Ratio of net investment income
to average net assets	3.95[d]	3.97	4.09	4.06	3.88	3.99
Portfolio Turnover Rate	10.07[c]	18.22	18.14	41.99	36.57	75.03

Net Assets, end of period
($ x 1,000)	51,281	54,244	58,748	60,998	66,155	68,341

a Based on average shares outstanding at each month end. b Exclusive of sales charge. c Not annualized. d Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

Six Months Ended
October 31, 2008			Year Ended April 30,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	16.29	16.72	16.60	17.04	16.72	17.17
Investment Operations:
Investment income—net[a]	.28	.56	.59	.60	.56	.59
Net realized and unrealized
gain (loss) on investments	(.92)	(.42)	.13	(.44)	.33	(.45)
Total from Investment Operations	(.64)	.14	.72	.16	.89	.14
Distributions:
Dividends from
investment income—net	(.28)	(.57)	(.60)	(.60)	(.57)	(.59)
Net asset value, end of period	15.37	16.29	16.72	16.60	17.04	16.72

Total Return (%)[b]	(3.96)[c]	.86	4.38	.94	5.40	.82

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.60[d]	1.74	1.68	1.63	1.58	1.55
Ratio of net expenses
to average net assets	1.48[d]	1.65	1.66	1.61	1.56	1.55
Ratio of net investment income
to average net assets	3.50[d]	3.45	3.58	3.55	3.37	3.48
Portfolio Turnover Rate	10.07[c]	18.22	18.14	41.99	36.57	75.03

Net Assets, end of period
($ x 1,000)	1,356	1,845	3,597	5,796	7,465	9,761

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

18

Six Months Ended
October 31, 2008			Year Ended April 30,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	16.29	16.71	16.60	17.03	16.71	17.16
Investment Operations:
Investment income—net[a]	.26	.53	.56	.56	.53	.56
Net realized and unrealized
gain (loss) on investments	(.93)	(.42)	.11	(.43)	.32	(.46)
Total from Investment Operations	(.67)	.11	.67	.13	.85	.10
Distributions:
Dividends from investment
income—net	(.26)	(.53)	(.56)	(.56)	(.53)	(.55)
Net asset value, end of period	15.36	16.29	16.71	16.60	17.03	16.71

Total Return (%)[b]	(4.17)[c]	.68	4.08	.76	5.16	.58

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.82[d]	1.95	1.92	1.86	1.80	1.78
Ratio of net expenses
to average net assets	1.74[d]	1.90	1.90	1.84	1.79	1.78
Ratio of net investment income
to average net assets	3.20[d]	3.22	3.34	3.32	3.14	3.25
Portfolio Turnover Rate	10.07[c]	18.22	18.14	41.99	36.57	75.03

Net Assets, end of period
($ x 1,000)	2,183	2,219	2,397	2,887	3,314	3,518

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series including the Dreyfus Virginia Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Trustees held on July 22, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the Trust from “Dreyfus Premier State Municipal Bond Fund” to “Dreyfus State Municipal Bond Funds”, and the name of the fund from “Virginia Series” to “DreyfusVirginia Fund”.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares:Class A,Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed

20

within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the secu-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	53,401,501	0
Level 3—Significant
Unobservable Inputs	0	0
Total	53,401,501	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

22

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover $1,620,282 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2008. If not applied, $450,318 of the carryover expires in fiscal 2009, $151,002 expires in fiscal 2010, $939,845 expires in fiscal 2011 and $79,117 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was as follows: tax exempt income $2,392,061. The tax character of current year distributions will be determined at the end of the current fiscal year.

24

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2008, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from May 1, 2008 through October 31, 2008 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, excluding Rule 12b-1 distribution plan fees, taxes, brokerage fees, commitment fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $12,672 during the period ended October 31, 2008.

During the period ended October 31, 2008, the Distributor retained $590 from commissions earned on sales of the fund’s Class A shares and $814 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended October 31, 2008, Class B and Class C shares were charged $3,983 and $8,261, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, Class A, Class B and Class C shares were charged $67,773, $1,991 and $2,754, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2008, the fund was charged $13,321 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2008, the fund was charged $849 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2008, the fund was charged $4,409 pursuant to the custody agreement.

During the period ended October 31, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

26

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $25,507, Rule 12b-1 distribution plan fees $1,909, shareholder services plan fees $11,594, custodian fees $2,361, compliance officer fees $1,973, and transfer agency per account fees $6,506, which are offset against the expense reimbursement currently in effect in the amount of $2,969.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2008, amounted to $6,286,810 and $5,650,624, respectively.

At October 31, 2008, accumulated net unrealized depreciation on investments was $1,158,037, consisting of $1,401,697 gross unrealized appreciation and $2,559,734 gross unrealized depreciation.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 22, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by

28

Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”) selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1999-2008) was equal to or above the Performance Group medians for seven of the ten reported time periods, including the three most recent one-year periods, and that the fund’s yield performance was equal to or above the Performance Universe medians for each reported time period. The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2008, and noted that the fund’s performance was below the Performance Group median during each of the reported time periods, and above the Performance Universe medians for the one-, two-, and four-year periods, and below for five-and ten-year periods. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, noting that the fund outperformed its Lipper category average seven of the past ten calendar years.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds that was included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management

30

Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was somewhat concerned with the fund’s relative total return performance as compared to the Performance Group but was generally satisfied with the fund’s relative performance as compared to the Performance Universe.It noted and was generally satisfied with the Manager’s efforts to improve performance as discussed at the meeting.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 31

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statement of Changes in Net Assets

18	Financial Highlights

21	Notes to Financial Statements

29	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus State
Municipal Bond Funds,
Dreyfus North Carolina Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus North Carolina Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2008, through October 31, 2008. These are difficult times for fixed-income investors.A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort.The U.S. economic slowdown also has gathered momentum, depressing investor sentiment and consumer confidence. These factors undermined returns in most bond market sectors, including municipal bonds. Even the traditional safe haven of U.S. government securities has encountered heightened volatility.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the general financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among municipal securities and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation November 17, 2008

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2008, through October 31, 2008, as provided by James Welch, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Class A, B and C shares of Dreyfus North Carolina Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of –4.12%, –4.40% and –4.55%, repectively.1 The fund’s benchmark, the Barclays Capital Municipal Bond Index, produced a total return of –4.70% for the same period.2 In addition, the fund is reported in the Lipper North Carolina Municipal Debt Funds category,and the average total return for all funds reported in this Lipper category was –7.64% for the reporting period.3

Like most other asset classes, municipal bond prices were undermined during the reporting period by slowing economic growth and a global financial crisis.The fund produced better returns than its benchmark and the Lipper category average, primarily due to its relatively short average maturity and emphasis on bonds at the upper end of the credit spectrum.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and North Carolina state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from North Carolina state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Declined in the Financial Crisis

Led by slumping home prices, the U.S. and North Carolina economies encountered rising unemployment, a surge in mortgage foreclosures and plummeting consumer confidence during the reporting period. In addition, a credit crunch that began in 2007 developed into a severe global financial crisis. Highly leveraged institutional investors were forced to sell their more liquid and creditworthy investments, including municipal bonds, to meet margin calls and redemptions. In addition, several major bond insurers suffered massive sub-prime related losses, causing investors to question the value of insurance on municipal bonds.The financial crisis also led to severely curtailed liquidity conditions in the shorter-term segments of the municipal bond market.

These developments boosted the supply of longer-term municipal bonds, causing prices to fall and yields to rise. Indeed, for much of the reporting period, tax-exempt yields were significantly higher than those of comparable taxable U.S.Treasury securities.

Lower-Rated, Longer-Term Securities Suffered

As investors flocked toward traditional safe havens, the market downturn was particularly damaging to lower-rated municipal bonds. Because the fund’s holdings tended to be concentrated at the upper end of the credit

4

spectrum, the fund’s overall performance benefited from this “flight to quality.” In addition, a substantial portion of the fund’s holdings was composed of bonds for which funds have been set aside for redemption at the earliest available opportunity. These securities held up relatively well during the downturn.The fund’s returns also were bolstered by a relatively short average duration, which helped preserve value when market weakness proved to be particularly severe among longer-term maturities.

Maintaining a Cautious Investment Posture

As of the reporting period’s end, the U.S. and North Carolina economies have remained weak, and the financial crisis has persisted. Therefore, over the near term, we intend to maintain a relatively defensive posture. Over the longer term, however, we believe that low valuations, high yields relative to taxable U.S. government securities and the likelihood of rising federal and state taxes make municipal bonds an attractive asset class. As fund holdings mature or are redeemed early, we currently intend to redeploy assets to new bonds with relatively robust income streams.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-North Carolina residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus North Carolina Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2008

	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.09	$ 7.84	$ 8.87
Ending value (after expenses)	$958.80	$956.00	$954.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

	Class A	Class B	Class C

Expenses paid per $1,000†	$ 5.24	$ 8.08	$ 9.15
Ending value (after expenses)	$1,020.01	$1,017.19	$1,016.13
† Expenses are equal to the fund’s annualized expense ratio of 1.03% for Class A, 1.59% for Class B and 1.80%
for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—92.0%	Rate (%)	Date	Amount ($)		Value ($)

North Carolina—79.3%
Appalachian State University,
Housing and Student Center
System Revenue (Insured; FSA)	5.60	7/15/10	1,000,000	[a]	1,064,520
Cabarrus County,
COP (Installment Financing
Contract)	5.50	4/1/14	2,000,000		2,114,740
Charlotte,
Airport Revenue (Insured;
MBIA, Inc.)	5.75	7/1/09	1,500,000	[a]	1,555,875
Charlotte,
GO	5.00	7/1/21	1,525,000		1,542,705
Charlotte,
GO	5.00	7/1/22	2,110,000		2,130,594
Charlotte,
Storm Water Fee Revenue	6.00	6/1/10	2,000,000	[a]	2,134,660
Charlotte,
Storm Water Fee Revenue	5.25	6/1/20	1,000,000		1,019,920
Charlotte,
Water and Sewer System Revenue	4.63	7/1/36	1,000,000		847,480
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		1,707,318
Durham County,
GO Public Improvement Bonds	5.00	6/1/18	1,000,000		1,049,800
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		970,360
Johnston County,
GO (Insured; MBIA, Inc.)	4.50	2/1/25	1,250,000		1,172,462
New Hanover County,
GO Public Improvement Bonds	5.75	11/1/10	1,700,000	[a]	1,843,616
North Carolina Capital Facilities
Financing Agency, Revenue
(Duke University Project)	5.13	10/1/12	1,000,000	[a]	1,073,930
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		979,440

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

North Carolina (continued)
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	3,000,000		3,015,780
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	725,000		738,036
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (DePaul Community
Facilities Project)	7.63	11/1/09	2,110,000	[a]	2,262,806
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35	1,000,000		685,180
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000		1,118,985
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/10	1,000,000	[a]	1,067,850
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/10	2,000,000	[a]	2,135,700
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000		1,923,840
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	[b]	2,030,506
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	6.00	10/1/33	1,000,000		715,870

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

North Carolina (continued)
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project)	6.50	7/1/13	1,000,000	[a]	1,140,520
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (United Church Homes
and Services)	5.25	9/1/21	1,000,000		752,430
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	3,250,000		2,529,182
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/25	500,000		442,510
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/26	500,000		439,600
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000		963,170
Sampson County,
COP (Insured; FSA)	4.75	6/1/31	1,000,000		849,720
University of North Carolina,
University Revenue (Chapel
Hill University)	5.00	6/1/11	1,700,000	[a]	1,795,931
Wilkes County,
COP (Insured; MBIA, Inc.)	4.50	6/1/26	1,000,000		880,050
Winston Salem,
COP	4.75	6/1/31	1,000,000		853,030

U.S. Related—12.7%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000		744,650
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/16	605,000	[a]	665,585

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000		1,201,305
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)	5.00	7/1/15	1,000,000	[a]	1,084,430
Puerto Rico Public Finance
Corporation (Commonwealth
Appropriation Bonds) (Insured;
MBIA, Inc.)	5.38	8/1/11	3,000,000	[a]	3,166,080
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	850,000		774,452
Total Long-Term
Municipal Investments
(cost $56,846,658)					55,184,618

Short-Term Municipal
Investments—6.3%

North Carolina;
Board of Governors of the
University of North Carolina,
University of North Carolina
Hospitals at Chapel Hill
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.80	11/1/08	800,000	[c]	800,000
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(LOC; Wachovia Bank)	4.00	11/1/08	1,000,000	[c]	1,000,000

10

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
North Carolina Medical Care
Commission, HR (Pooled
Financing Project) (LOC;
Wachovia Bank)	2.15	11/1/08	2,000,000 [c]	2,000,000
Total Short-Term
Municipal Investments
(cost $3,800,000)				3,800,000

Total Investments (cost $60,646,658)			98.3%	58,984,618
Cash and Receivables (Net)			1.7%	1,044,166
Net Assets			100.0%	60,028,784

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at October 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	44.2
AA		Aa		AA	23.0
A		A		A	3.3
BBB		Baa		BBB	6.8
BB		Ba		BB	1.3
F1		MIG1/P1		SP1/A1	6.4
Not Rated [d]		Not Rated [d]		Not Rated [d]	15.0
					100.0

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2008 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities-See Statement of Investments		60,646,658	58,984,618
Cash			151,224
Interest receivable			1,006,933
Receivable for shares of Beneficial Interest subscribed			24,041
Prepaid expenses			10,840
			60,177,656

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			55,930
Payable for shares of Beneficial Interest redeemed			70,301
Accrued expenses			22,641
			148,872

Net Assets ($)			60,028,784

Composition of Net Assets ($):
Paid-in capital			61,849,826
Accumulated net realized gain (loss) on investments			(159,002)
Accumulated net unrealized appreciation
(depreciation) on investments			(1,662,040)

Net Assets ($)			60,028,784

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	56,300,987	1,444,510	2,283,287
Shares Outstanding	4,416,211	113,407	179,030

Net Asset Value Per Share ($)	12.75	12.74	12.75

See notes to financial statements.

14

STATEMENT OF OPERATIONS Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	1,648,452
Expenses:
Management fee—Note 3(a)	174,827
Shareholder servicing costs—Note 3(c)	98,178
Auditing fees	21,985
Distribution fees—Note 3(b)	13,074
Registration fees	10,368
Custodian fees—Note 3(c)	8,331
Prospectus and shareholders’ reports	3,182
Trustees’ fees and expenses—Note 3(d)	1,644
Legal fees	902
Loan commitment fees—Note 2	272
Miscellaneous	11,882
Total Expenses	344,645
Less-reduction in fees due to earnings credits—Note 1(b)	(2,654)
Net Expenses	341,991
Investment Income-Net	1,306,461

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(139,415)
Net unrealized appreciation (depreciation) on investments	(3,849,591)
Net Realized and Unrealized Gain (Loss) on Investments	(3,989,006)
Net (Decrease) in Net Assets Resulting from Operations	(2,682,545)
See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Operations ($):
Investment income—net	1,306,461	2,610,228
Net realized gain (loss) on investments	(139,415)	(19,587)
Net unrealized appreciation
(depreciation) on investments	(3,849,591)	(1,355,963)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,682,545)	1,234,678

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,235,213)	(2,418,297)
Class B Shares	(33,234)	(136,982)
Class C Shares	(38,014)	(54,949)
Net realized gain on investments:
Class A Shares	—	(84,252)
Class B Shares	—	(5,019)
Class C Shares	—	(2,314)
Total Dividends	(1,306,461)	(2,701,813)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,806,084	6,610,663
Class B Shares	12,590	57,246
Class C Shares	516,792	615,534
Dividends reinvested:
Class A Shares	768,786	1,531,337
Class B Shares	22,570	78,314
Class C Shares	21,410	29,138
Cost of shares redeemed:
Class A Shares	(3,616,323)	(9,271,618)
Class B Shares	(1,065,067)	(2,803,051)
Class C Shares	(38,301)	(264,328)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	1,428,541	(3,416,765)
Total Increase (Decrease) in Net Assets	(2,560,465)	(4,883,900)

Net Assets ($):
Beginning of Period	62,589,249	67,473,149
End of Period	60,028,784	62,589,249

16

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Capital Share Transactions:
Class Aa
Shares sold	356,921	482,097
Shares issued for dividends reinvested	57,839	112,181
Shares redeemed	(274,072)	(677,936)
Net Increase (Decrease) in Shares Outstanding	140,688	(83,658)

Class Ba
Shares sold	966	4,186
Shares issued for dividends reinvested	1,696	5,738
Shares redeemed	(79,122)	(204,163)
Net Increase (Decrease) in Shares Outstanding	(76,460)	(194,239)

Class C
Shares sold	38,383	44,766
Shares issued for dividends reinvested	1,613	2,135
Shares redeemed	(2,925)	(19,332)
Net Increase (Decrease) in Shares Outstanding	37,071	27,569

a	During the period ended April 30, 2008, 47,809 Class B shares representing $644,150 were automatically converted to 47,772 Class A shares and during the period ended April 30, 2008, 119,072 Class B shares representing $1,636,268, were automatically converted to 118,942 Class A shares.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	13.58	13.89	13.76	14.04	13.71	14.00
Investment Operations:
Investment income—net[a]	.28	.57	.56	.56	.53	.55
Net realized and unrealized
gain (loss) on investments	(.83)	(.29)	.16	(.28)	.33	(.29)
Total from Investment Operations	(.55)	.28	.72	.28	.86	.26
Distributions:
Dividends from investment
income—net	(.28)	(.57)	(.57)	(.56)	(.53)	(.55)
Dividends from net realized
gain on investments	—	(.02)	(.02)	—	—	—
Total Distributions	(.28)	(.59)	(.59)	(.56)	(.53)	(.55)
Net asset value, end of period	12.75	13.58	13.89	13.76	14.04	13.71

Total Return (%)[b]	(4.12)[c]	2.05	5.31	2.01	6.36	1.83

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04[d]	1.00	.99	.99	.98	.96
Ratio of net expenses
to average net assets	1.03[d]	.99	.99	.99	.98[e]	.96
Ratio of net investment income
to average net assets	4.15[d]	4.13	4.07	4.01	3.79	3.92
Portfolio Turnover Rate	—[c]	—	20.35	37.61	38.85	56.50

Net Assets, end of period
($ x 1,000)	56,301	58,083	60,553	60,682	62,461	62,223

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

18

Six Months Ended
October 31, 2008			Year Ended April 30,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	13.57	13.88	13.75	14.03	13.70	13.99
Investment Operations:
Investment income—net[a]	.23	.48	.49	.48	.45	.48
Net realized and unrealized
gain (loss) on investments	(.82)	(.28)	.15	(.27)	.34	(.30)
Total from Investment Operations	(.59)	.20	.64	.21	.79	.18
Distributions:
Dividends from investment
income—net	(.24)	(.49)	(.49)	(.49)	(.46)	(.47)
Dividends from net realized
gain on investments	—	(.02)	(.02)	—	—	—
Total Distributions	(.24)	(.51)	(.51)	(.49)	(.46)	(.47)
Net asset value, end of period	12.74	13.57	13.88	13.75	14.03	13.70

Total Return (%)[b]	(4.40)[c]	1.48	4.76	1.49	5.82	1.32

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.60[d]	1.56	1.51	1.51	1.49	1.46
Ratio of net expenses
to average net assets	1.59[d]	1.54	1.51	1.51	1.49[e]	1.46
Ratio of net investment income
to average net assets	3.57[d]	3.58	3.56	3.49	3.28	3.42
Portfolio Turnover Rate	—[c]	—	20.35	37.61	38.85	56.50

Net Assets, end of period
($ x 1,000)	1,445	2,577	5,330	7,430	10,366	14,133

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	13.59	13.90	13.77	14.05	13.71	14.01
Investment Operations:
Investment income—net[a]	.23	.46	.46	.45	.42	.44
Net realized and unrealized
gain (loss) on investments	(.84)	(.29)	.15	(.28)	.34	(.30)
Total from Investment Operations	(.61)	.17	.61	.17	.76	.14
Distributions:
Dividends from investment
income—net	(.23)	(.46)	(.46)	(.45)	(.42)	(.44)
Dividends from net realized
gain on investments	—	(.02)	(.02)	—	—	—
Total Distributions	(.23)	(.48)	(.48)	(.45)	(.42)	(.44)
Net asset value, end of period	12.75	13.59	13.90	13.77	14.05	13.71

Total Return (%)[b]	(4.55)[c]	1.24	4.51	1.25	5.64	1.00

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.81[d]	1.79	1.76	1.75	1.73	1.70
Ratio of net expenses
to average net assets	1.80[d]	1.77	1.76	1.75	1.73[e]	1.70
Ratio of net investment income
to average net assets	3.38[d]	3.33	3.31	3.25	3.04	3.16
Portfolio Turnover Rate	—[c]	—	20.35	37.61	38.85	56.50

Net Assets, end of period
($ x 1,000)	2,283	1,929	1,590	1,678	2,287	2,031

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series, including the Dreyfus North Carolina Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Trustees held on July 22, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the Trust from “Dreyfus Premier State Municipal Bond Fund” to “Dreyfus State Municipal Bond Funds”, and the name of the fund from “North Carolina Series” to “Dreyfus North Carolina Fund”.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are pri-

22

marily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	58,984,618	0
Level 3—Significant
Unobservable Inputs	0	0
Total	58,984,618	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

24

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $7,970 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was as follows: tax exempt income $2,610,228 and long-term capital gains $91,585.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2008, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2008, the Distributor retained $2,518 from commissions earned on sales of the fund’s Class A shares, and $4,702 and $97 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2008, Class B and Class C shares were charged $4,650 and $8,424, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, Class A, Class B and

26

Class C shares were charged $74,334, $2,325 and $2,808, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2008, the fund was charged $13,248 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2008, the fund was charged $869 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2008, the fund was charged $8,331 pursuant to the custody agreement.

During the period ended October 31, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $28,154, Rule 12b-1 distribution plan fees $2,074, shareholder services plan fees $12,798, custodian fees $3,888, chief compliance officer fees $1,973 and transfer agency per account fees $7,043.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2008, amounted to $0 and $1,820,240, respectively.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2008, accumulated net unrealized depreciation on investments was $1,662,040, consisting of $1,551,233 gross unrealized appreciation and $3,213,273 gross unrealized depreciation.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

28

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 22, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data,

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that for the past three one-year periods ended May 31 (2006 through 2008) the fund’s yield performance was above the Performance Group median for the corresponding periods, that for five of the seven one-year periods ended May 31 prior to 2006 (1999 through 2005) the fund’s yield performance was equal to the Performance Group median, and for 2002 and 2003 the fund’s yield performance was below the Performance Group median. The Board members also noted that the fund’s yield performance was above the Performance Universe median for each of the past ten one-year periods ended May 31 (1999-2008). The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2008, and noted that the fund’s total return performance was above or equal to the Performance Group and Performance Universe medians for each of the one-, two-, three-, four-, five- and ten-year periods. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, which reflected that the fund had outperformed its Lipper category average in eight of the past ten calendar years.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

30

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

32

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

SEMIANNUAL REPORT October 31, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
39	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2008, through October 31, 2008. These are difficult times for fixed-income investors.A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort.The U.S. economic slowdown also has gathered momentum, depressing investor sentiment and consumer confidence. These factors undermined returns in most bond market sectors, including municipal bonds. Even the traditional safe haven of U.S. government securities has encountered heightened volatility.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the general financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among municipal securities and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2008, through October 31, 2008, as provided by James Welch, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Class A, B, C and Z shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of –6.35%, –6.63%, –6.63% and –6.27%, respectively.1 The fund’s benchmark, the Barclays Capital Municipal Bond Index, produced a total return of –4.70% for the same period.2 In addition, the fund is reported in the Lipper Connecticut Municipal Debt Funds category,and the average total return for all funds reported in this Lipper category was –6.64% for the reporting period.3

Like most other asset classes, municipal bond prices were undermined during the reporting period by slowing economic growth and a global financial crisis. The fund produced lower returns than its benchmark, which is not subject to fees and expenses like a mutual fund and contains bonds from many states,not just Connecticut.The fund produced returns in line with the Lipper category average, primarily due to its emphasis on higher quality bonds with maturities in the 15- to 20-year range.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Connecticut state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Connecticut state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Declined in the Financial Crisis

Led by slumping home prices, the U.S. and Connecticut economies encountered rising unemployment, a surge in mortgage foreclosures and plummeting consumer confidence during the reporting period. Connecticut was particularly hard-hit due to its exposure to Wall Street and the insurance industry, which resulted in lower-than-projected tax revenues.

In addition, a credit crunch that began in 2007 developed into a severe global financial crisis. Highly leveraged institutional investors were forced to sell their more liquid and creditworthy investments, including municipal bonds, to meet margin calls and redemptions. In addition, several major bond insurers suffered massive sub-prime related losses, causing investors to question the value of insurance on municipal bonds. Consequently, insured bonds began to trade at levels commensurate with their underlying credit quality. The financial crisis also led to severely curtailed liquidity conditions in the shorter-term segments of the municipal bond market.

These developments boosted the supply of longer-term municipal bonds, causing prices to fall and yields to rise. Indeed, for much of the reporting period, tax-exempt yields were significantly higher than those of comparable taxable U.S.Treasury securities.

Lower-Rated, Longer-Term Securities Suffered

As investors flocked toward traditional safe havens, the market downturn was particularly damaging to lower-rated municipal bonds.Although the fund’s holdings tended to be concentrated toward the upper end of the credit spectrum, even modest exposure to lower-rated bonds hurt relative performance during the “flight to quality.” Conversely, the fund’s returns were bolstered by its focus on bonds in the 15- to 20-year maturity range, which helped preserve value when market weakness proved to be particularly severe among longer-term maturities and yield differences widened along the market’s maturity spectrum.

Maintaining a Cautious Investment Posture

As of the reporting period’s end, the U.S. and Connecticut economies have remained weak, and the financial crisis has persisted.Therefore, over the near term, we intend to maintain a relatively defensive posture. Over the longer term, however, we believe that low valuations, high yields relative to taxable U.S. government securities and the likelihood of rising federal and state taxes make municipal bonds an attractive asset class.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns.
Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2008
	Class A	Class B	Class C

Expenses paid per $1,000†	$ 4.59	$ 7.41	$ 8.29	$
Ending value (after expenses)	$936.50	$933.70	$933.70	$

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2008
	Class A	Class B	Class C	Class

Expenses paid per $1,000†	$ 4.79	$ 7.73	$ 8.64	$ 3.92
Ending value (after expenses)	$1,020.47	$1,017.54	$1,016.64	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.52% for Class B, 1.70% for Class C and .77% for Class Z Shares; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.3%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut—70.6%
Connecticut,
Clean Water Fund Revenue	5.13	9/1/09	3,050,000 [a]	3,168,737
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; FGIC)	5.25	10/1/13	5,530,000	5,433,612
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; FGIC)	5.25	10/1/16	4,470,000	4,193,933
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; FGIC)	5.25	10/1/17	2,275,000	2,102,100
Connecticut,
GO	5.25	12/15/10	2,550,000	2,692,188
Connecticut,
GO	5.13	11/15/11	1,500,000 [a]	1,604,295
Connecticut,
GO	5.00	12/15/22	4,855,000	4,903,162
Connecticut,
GO	5.00	4/15/24	2,500,000	2,507,425
Connecticut,
GO	5.00	11/1/26	2,000,000 [b]	1,988,260
Connecticut,
GO	5.00	11/1/27	4,000,000 [b]	3,951,680
Connecticut,
GO	5.00	11/1/28	3,000,000 [b]	2,947,890
Connecticut,
GO (Insured; FSA)	5.00	10/15/21	3,500,000	3,499,930
Connecticut,
Special Tax Obligation
(Transportation
Infrastructure Purposes)	7.13	6/1/10	2,335,000	2,429,030
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000	3,599,752

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/12	4,180,000	4,539,271
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.38	7/1/20	2,000,000	2,034,080
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,081,845
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc., Congregational
Avery Heights Project)	5.70	4/1/12	1,640,000	1,626,896
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc., Congregational
Avery Heights Project)	5.80	4/1/21	3,000,000	3,022,740
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.38	12/1/11	1,765,000	1,781,609
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.38	12/1/18	2,300,000	2,109,376
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist
Home, Inc. Project)	5.75	12/1/23	1,000,000	885,550
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.85	9/1/28	3,200,000	2,529,056
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	1,945,000	1,430,411
Connecticut Development Authority,
Revenue (Duncaster Project)
(Insured; Radian)	5.50	8/1/11	2,405,000	2,477,487

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Development Authority,
Solid Waste Disposal Facility
Revenue (PSEG Power LLC Project)	5.75	11/1/37	7,000,000	5,491,920
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut
Project) (Insured; XLCA)	5.10	9/1/37	6,250,000	4,585,313
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,652,568
Connecticut Health and Educational
Facilities Authority, Revenue
(Child Care Facilities Program)
(Insured; Assured Guaranty)	6.00	7/1/28	2,000,000	1,981,580
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.75	7/1/29	3,000,000	2,513,010
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (Insured; Radian)	5.13	7/1/30	500,000	361,145
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000	1,242,555
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000	1,308,118
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000	3,469,800
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; FSA)	5.25	3/1/32	12,880,000	12,878,970
Connecticut Health and Educational
Facilities Authority, Revenue
(Griffin Hospital Issue)
(Insured; Radian)	5.00	7/1/23	1,280,000	1,088,230

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	3,500,000		2,516,115
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)	5.25	7/1/11	3,000,000	[a]	3,226,200
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)	5.50	7/1/11	2,150,000	[a]	2,325,848
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000		1,749,194
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; MBIA, Inc.)	5.75	7/1/33	5,000,000		5,062,400
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; MBIA, Inc.)	5.00	7/1/37	2,000,000		1,710,780
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty)	5.00	7/1/33	7,250,000		6,800,427
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus
Hospital Issue) (Insured; FSA)	5.25	7/1/23	2,000,000		1,985,720
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; MBIA, Inc.)	5.00	7/1/22	1,000,000		974,810
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000		1,150,179
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.50	7/1/22	1,750,000		1,604,785

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,200,000	3,772,104
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	4,042,717
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	5,400,000	5,404,698
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,211,975
Connecticut Higher Education
Supplemental Loan Authority,
Revenue (Family Education Loan
Program) (Insured; AMBAC)	5.63	11/15/11	390,000	400,975
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA, Inc.)	4.50	11/15/20	1,830,000	1,504,553
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA, Inc.)	4.80	11/15/22	3,845,000	3,120,217
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	4.45	5/15/14	1,000,000	955,200
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	3,190,000	2,763,337
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.05	11/15/21	4,925,000	4,296,274
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.10	11/15/27	5,000,000	4,118,300

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.45	11/15/29	5,805,000	4,900,349
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	2,475,000	1,965,546
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	11/15/36	5,000,000	3,890,500
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	5/15/38	5,790,000	4,384,941
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	5,000,000	3,939,100
Connecticut Resource Recovery
Authority, Mid-Connecticut
System Subordinated Revenue	5.50	11/15/10	1,000,000 [a]	1,059,260
Connecticut Resource Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	1,000,000	869,270
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	3,250,000	2,825,127
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	7,270,000	6,688,764
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	5,446,490
Fairfield,
GO	5.50	4/1/11	2,030,000	2,163,533
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; FSA)	5.00	11/15/37	1,800,000	1,626,840

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Connecticut (continued)
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; MBIA, Inc.)	5.00	11/15/30	5,000,000		4,688,900
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; MBIA, Inc.)	5.00	8/15/35	3,000,000		2,732,190
Greenwich Housing Authority, MFHR
(Greenwich Close Apartments)	6.25	9/1/17	4,490,000		4,429,744
Hamden,
GO (Insured; MBIA, Inc.)	5.25	8/15/14	5,000		5,457
Hartford,
Parking System Revenue	6.40	7/1/10	1,000,000	[a]	1,066,370
Hartford,
Parking System Revenue	6.50	7/1/10	1,500,000	[a]	1,601,985
Meriden,
GO (Insured; MBIA, Inc.)	5.00	8/1/16	2,090,000		2,235,589
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA, Inc.)	5.25	8/1/31	2,000,000		1,937,900
Sprague,
EIR (International Paper
Company Project)	5.70	10/1/21	1,350,000		1,026,378
Stamford,
GO	6.60	1/15/10	2,750,000		2,891,983
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	1,850,000	[a]	1,953,526
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	1,770,000	[a]	1,869,049
University of Connecticut,
GO (Insured; FGIC)	5.75	3/1/10	2,500,000	[a]	2,639,900
University of Connecticut,
GO (Insured; FSA)	5.00	2/15/24	1,225,000		1,221,019
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.75	11/15/10	2,500,000	[a]	2,694,150
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,425,000	[a]	2,625,329

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Connecticut (continued)
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,000,000	[a]	2,165,220
U.S. Related—26.7%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,500,000	[a]	1,570,620
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,300,000	[a]	1,361,204
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	4,000,000	[a]	4,188,320
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	5,000,000	[a]	5,255,600
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		2,176,680
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	[c]	257,040
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/11	55,000	[a]	57,836
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	795,000		849,712
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.45	5/15/16	1,445,000		1,593,329
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000		906,540
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	6,000,000		5,497,080

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000		1,331,685
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	2,000,000		1,873,980
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/16	3,270,000		3,288,018
Puerto Rico Commonwealth, Public
Improvement GO (Insured; FSA)	5.25	7/1/12	2,600,000		2,703,376
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.50	7/1/13	8,000,000		8,180,720
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.25	7/1/14	4,925,000		4,950,955
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.65	7/1/15	6,690,000		6,842,131
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/15	2,000,000		2,079,880
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/10	8,000,000	[a]	8,451,680
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA, Inc.)	6.13	7/1/09	4,000,000		4,084,920
Puerto Rico Government
Development Bank,
Senior Notes	5.00	12/1/14	2,000,000		1,981,120
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.50	7/1/16	5,000,000	[a]	5,583,350
Puerto Rico Highways and
Transportation Authority, Highway
Revenue (Insured; MBIA, Inc.)	5.50	7/1/13	4,590,000		4,775,482

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

U.S. Related (continued)
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc.)	5.25	7/1/33	8,000,000		6,743,920
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000	[c]	893,860
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	345,000		351,638
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	5,000,000		5,067,800
Total Long-Term Municipal Investments
(cost $364,237,026)					339,253,217

Short-Term Municipal
Investments—3.1%

Connecticut—2.8%
Connecticut Health and Educational
Facilities Authority, Revenue
(Masonicare Issue) (LOC;
Wachovia Bank)	1.00	11/1/08	2,000,000	[d]	2,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)
(Liquidity Facility; Bank of
America)	1.25	11/1/08	7,200,000	[d]	7,200,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	.70	11/1/08	500,000	[d]	500,000

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related—.3%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	.70	11/1/08	1,000,000 [d]	1,000,000
Total Short-Term Municipal Investments
(cost $10,700,000)				10,700,000

Total Investments (cost $374,937,026)			100.4%	349,953,217
Liabilities, Less Cash and Receivables			(.4%)	(1,397,894)
Net Assets			100.0%	348,555,323

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate demand note—rate shown is the interest rate in effect at October 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	48.0
AA		Aa		AA	20.4
A		A		A	6.2
BBB		Baa		BBB	17.6
BB		Ba		BB	1.9
F1		MIG1/P1		SP1/A1	3.1
Not Rated[e]		Not Rated[e]		Not Rated[e]	2.8
					100.0

†	Based on total investments.
e	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			374,937,026	349,953,217
Cash				509,573
Interest receivable				5,975,574
Receivable for investment securities sold				1,942,225
Receivable for shares of Beneficial Interest subscribed				353,597
Prepaid expenses				14,673
				358,748,859

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				258,327
Payable for investment securities purchased				8,796,000
Payable for shares of Beneficial Interest redeemed				1,119,919
Accrued expenses				19,290
				10,193,536

Net Assets ($)				348,555,323

Composition of Net Assets ($):
Paid-in capital				376,076,290
Accumulated undistributed investment income—net				15,731
Accumulated net realized gain (loss) on investments				(2,552,889)
Accumulated net unrealized appreciation
(depreciation) on investments				(24,983,809)

Net Assets ($)				348,555,323

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	225,748,046	4,419,310	13,517,235	104,870,732
Shares Outstanding	21,311,915	417,551	1,278,176	9,902,942

Net Asset Value
Per Share ($)	10.59	10.58	10.58	10.59

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	9,757,802
Expenses:
Management fee—Note 3(a)	1,047,439
Shareholder servicing costs—Note 3(c)	472,058
Interest and expense related to
floating rate notes issued—Note 4	78,584
Distribution fees—Note 3(b)	65,712
Custodian fees—Note 3(c)	32,059
Professional fees	21,969
Registration fees	14,560
Trustees’ fees and expenses—Note 3(d)	7,470
Prospectus and shareholders’ reports	5,455
Loan commitment fees—Note 2	1,684
Miscellaneous	22,754
Total Expenses	1,769,744
Less—reduction in fees due to earnings credits—Note 1(b)	(8,141)
Net Expenses	1,761,603
Investment Income—Net	7,996,199

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,259,092)
Net unrealized appreciation (depreciation) on investments	(30,874,139)
Net Realized and Unrealized Gain (Loss) on Investments	(32,133,231)
Net (Decrease) in Net Assets Resulting from Operations	(24,137,032)

See notes to financial statements.

The Fund

21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008[a]

Operations ($):
Investment income—net	7,996,199	15,922,741
Net realized gain (loss) on investments	(1,259,092)	(237,545)
Net unrealized appreciation
(depreciation) on investments	(30,874,139)	(9,388,288)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(24,137,032)	6,296,908

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,128,176)	(10,206,586)
Class B Shares	(104,962)	(402,113)
Class C Shares	(231,976)	(370,609)
Class Z Shares	(2,515,354)	(4,800,928)
Net realized gain on investments:
Class A Shares	—	(422,888)
Class B Shares	—	(16,930)
Class C Shares	—	(19,299)
Class Z Shares	—	(210,924)
Total Dividends	(7,980,468)	(16,450,277)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	13,312,815	22,531,282
Class B Shares	1,241	194,025
Class C Shares	3,114,416	3,231,825
Class Z Shares	2,870,005	6,589,917
Net assets received in connection with
reorganization—Note 1	—	127,951,303

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008[a]

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares	3,288,603	6,732,274
Class B Shares	70,476	267,653
Class C Shares	162,777	285,487
Class Z Shares	1,796,375	3,540,746
Cost of shares redeemed:
Class A Shares	(18,273,159)	(31,621,926)
Class B Shares	(2,760,321)	(9,879,490)
Class C Shares	(1,199,138)	(1,589,271)
Class Z Shares	(8,636,021)	(17,118,408)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(6,251,931)	111,115,417
Total Increase (Decrease) in Net Assets	(38,369,431)	100,962,048

Net Assets ($):
Beginning of Period	386,924,754	285,962,706
End of Period	348,555,323	386,924,754
Undistributed investment income—net	15,731	—

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008[a]

Capital Share Transactions:
Class Ab
Shares sold	1,178,659	1,929,769
Shares issued for dividends reinvested	293,798	578,233
Shares redeemed	(1,659,587)	(2,705,846)
Net Increase (Decrease) in Shares Outstanding	(187,130)	(197,844)

Class Bb
Shares sold	109	16,663
Shares issued for dividends reinvested	6,280	22,979
Shares redeemed	(242,317)	(845,520)
Net Increase (Decrease) in Shares Outstanding	(235,928)	(805,878)

Class C
Shares sold	276,071	277,745
Shares issued for dividends reinvested	14,582	24,576
Shares redeemed	(108,746)	(135,827)
Net Increase (Decrease) in Shares Outstanding	181,907	166,494

Class Z
Shares sold	255,206	565,036
Shares issued in connection with
reorganization—Note 1	—	10,855,730
Shares issued for dividends reinvested	160,449	304,524
Shares redeemed	(770,669)	(1,467,334)
Net Increase (Decrease) in Shares Outstanding	(355,014)	10,257,956

a	As of the close of business on May 30, 2007 (commencement of initial offering) to April 30, 2008, for Class Z shares.
b	During the period ended October 31, 2008, 145,790 Class B shares representing $1,665,162 were automatically converted to 145,662 Class A shares and during the period ended April 30, 2008, 433,359 Class B shares representing $5,061,347 were automatically converted to 433,016 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class A shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	11.55	11.87	11.78	12.11	11.90	12.19
Investment Operations:
Investment income—net[a]	.24	.48	.49	.51	.51	.52
Net realized and unrealized
gain (loss) on investments	(.96)	(.30)	.09	(.33)	.21	(.29)
Total from
Investment Operations	(.72)	.18	.58	.18	.72	.23
Distributions:
Dividends from
investment income—net	(.24)	(.48)	(.49)	(.51)	(.51)	(.52)
Dividends from net realized
gain on investments	—	(.02)	—	—	—	—
Total Distributions	(.24)	(.50)	(.49)	(.51)	(.51)	(.52)
Net asset value, end of period	10.59	11.55	11.87	11.78	12.11	11.90

Total Return (%)[b]	(6.35)[c]	1.54	5.04	1.52	6.17	1.84

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[d]	1.10	1.20	1.13	1.04	.99
Ratio of net expenses
to average net assets	.94[d]	1.09	1.19	1.13[e]	1.03	.99
Ratio of net investment income
to average net assets	4.18[d]	4.12	4.17	4.29	4.25	4.23
Portfolio Turnover Rate	18.79[c]	44.96	43.87	14.24	20.07	34.08

Net Assets, end of period
($ x 1,000)	225,748	248,300	257,627	259,930	274,204	281,559

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class B shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	11.54	11.86	11.77	12.10	11.89	12.18
Investment Operations:
Investment income—net[a]	.20	.41	.43	.45	.45	.45
Net realized and unrealized
gain (loss) on investments	(.96)	(.30)	.09	(.33)	.21	(.29)
Total from
Investment Operations	(.76)	.11	.52	.12	.66	.16
Distributions:
Dividends from
investment income—net	(.20)	(.41)	(.43)	(.45)	(.45)	(.45)
Dividends from net realized
gain on investments	—	(.02)	—	—	—	—
Total Distributions	(.20)	(.43)	(.43)	(.45)	(.45)	(.45)
Net asset value, end of period	10.58	11.54	11.86	11.77	12.10	11.89

Total Return (%)[b]	(6.63)[c]	.97	4.50	1.00	5.63	1.31

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.53[d]	1.66	1.72	1.66	1.56	1.50
Ratio of net expenses
to average net assets	1.52[d]	1.65	1.71	1.66[e]	1.55	1.50
Ratio of net investment income
to average net assets	3.59[d]	3.56	3.66	3.76	3.73	3.71
Portfolio Turnover Rate	18.79[c]	44.96	43.87	14.24	20.07	34.08

Net Assets, end of period
($ x 1,000)	4,419	7,541	17,314	24,853	32,919	40,806

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class C shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	11.53	11.85	11.76	12.09	11.88	12.16
Investment Operations:
Investment income—net[a]	.19	.39	.40	.42	.42	.42
Net realized and unrealized
gain (loss) on investments	(.95)	(.30)	.09	(.33)	.21	(.28)
Total from
Investment Operations	(.76)	.09	.49	.09	.63	.14
Distributions:
Dividends from
investment income—net	(.19)	(.39)	(.40)	(.42)	(.42)	(.42)
Dividends from net realized
gain on investments	—	(.02)	—	—	—	—
Total Distributions	(.19)	(.41)	(.40)	(.42)	(.42)	(.42)
Net asset value, end of period	10.58	11.53	11.85	11.76	12.09	11.88

Total Return (%)[b]	(6.63)[c]	.76	4.25	.76	5.37	1.15

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[d]	1.86	1.96	1.89	1.80	1.74
Ratio of net expenses
to average net assets	1.70[d,e]	1.85	1.95	1.89[e]	1.79	1.74
Ratio of net investment income
to average net assets	3.41[d]	3.35	3.41	3.52	3.49	3.47
Portfolio Turnover Rate	18.79[c]	44.96	43.87	14.24	20.07	34.08

Net Assets, end of period
($ x 1,000)	13,517	12,640	11,021	11,429	11,643	11,721

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2008	Year Ended
Class Z Shares	(Unaudited)	April 30, 2008[a]

Per Share Data ($):
Net asset value, beginning of period	11.55	11.79
Investment Operations:
Investment income—net[b]	.25	.46
Net realized and unrealized
gain (loss) on investments	(.96)	(.22)
Total from Investment Operations	(.71)	.24
Distributions:
Dividends from investment income—net	(.25)	(.46)
Dividends from net realized gain on investments	—	(.02)
Total Distributions	(.25)	(.48)
Net asset value, end of period	10.59	11.55

Total Return (%)[c]	(6.27)	2.04

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77[d]	.94[d]
Ratio of net expenses to average net assets	.77[d,e]	.93[d]
Ratio of net investment income to average net assets	4.36[d]	4.31[d]
Portfolio Turnover Rate	18.79[c]	44.96

Net Assets, end of period ($ x 1,000)	104,871	118,444

a	As of the close of business on May 30, 2007 (commencement of initial offering) to April 30, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers nine series including the Dreyfus Connecticut Fund (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Trustees held on July 22, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the Trust from “Dreyfus Premier State Municipal Bond Fund” to “Dreyfus State Municipal Bond Funds”, and the name of the fund from “Connecticut Series” to “Dreyfus Connecticut Fund”.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

As of the close of business on May 30, 2007, pursuant to an Agreement and Plan of reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to liabilities, of Dreyfus Connecticut Intermediate Municipal Bond Fund were transferred to the fund in exchange for shares of Beneficial Interest of the fund of equal value. Shareholders of Dreyfus Connecticut Intermediate Municipal Bond Fund received Class Z shares of the fund, in an amount equal to the aggregate net asset value of their investment in Dreyfus Connecticut Intermediate Municipal Bond Fund at the time of the exchange.The fund’s net asset value on the close of business on May 30, 2007 was $11.79 per share for class Z shares, and a total of 10,855,730 Class Z

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shares representing net assets of $127,951,303 (including $2,630,056 net unrealized appreciation on investments) were issued to shareholders of Dreyfus Connecticut Intermediate Municipal Bond Fund in the exchange.The exchange was a tax-free event to Dreyfus Connecticut Intermediate Municipal Bond Fund shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of a Dreyfus-managed Fund as a result of the reorganization of such fund and who continued to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessar ily an indication of the risk associated with investing in those securities

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	349,953,217	0
Level 3—Significant
Unobservable Inputs	0	0
Total	349,953,217	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tax authority. Liability for tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,232,445 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2008. If not applied, $244,621 of the carryover expires in fiscal 2011, $206,012 expires in fiscal 2012, $74,718 expires in fiscal 2014 and $707,094 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was as follows: tax exempt income $15,780,236, ordinary income $16,835 and long-term capital gains $653,206.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2008, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2008, the Distributor retained $25,263 from commissions earned on sales of the fund’s Class A shares and $5,562 and $914 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2008, Class B and Class C shares were charged $14,637 and $51,075, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of the average daily net assets of their shares for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, Class A, Class B and Class C shares were charged $307,177, $7,318, and $17,025, respectively, pursuant to the Shareholder Services Plan.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2008, Class Z shares were charged $44,661 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2008, the fund was charged $56,114 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2008, the fund was charged $4,387 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2008, the fund was charged $32,059 pursuant to the custody agreement.

During the period ended October 31, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $163,934, Rule 12b-1 distribution plan fees $10,486, shareholder services plan fees $52,272, custodian fees $10,842, chief compliance officer fees $1,973 and transfer agency per account fees $18,820.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 1% redemption fee is charged and retained by the fund on certain Class Z shares redeemed within thirty days of their issuance.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2008, amounted to $77,804,345 and $70,063,892, respectively.

The fund may participate in secondary inverse floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.At October 31, 2008, there were no floating rate notes outstanding.

At October 31, 2008, accumulated net unrealized depreciation on investments was $24,983,809, consisting of $5,971,447 gross unrealized appreciation and $30,955,256 gross unrealized depreciation.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 22, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that for the past three one-year periods ended May 31 (2006 through 2008) and the one-year period ended May 31, 1999 the fund’s yield performance was above the Performance Group median for the corresponding periods, and that for six one-year periods ended May 31 (2000 through 2005) the fund’s yield performance was below the Performance Group median.The Board members also noted that the fund’s yield performance was above the Performance Universe median for each of the past ten one-year periods ended May 31 (1999-2008). The Board members then reviewed the fund’s total return performance and noted that it was below the Performance Group median and above the Performance Universe median for each of the one-, two-, three-, four-, five- and ten-year periods. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, noting that the fund outperformed its Lipper category average nine out of the past ten calendar years.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was generally satisfied with the fund’s relative perfor- mance as compared to the Performance Universe medians and believed the Manager was seeking to continue to improve perfor- mance and was generally satisfied with the Manager’s effort to do so.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

NOTES

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
32	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Maryland Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Maryland Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2008, through October 31, 2008.

These are difficult times for fixed-income investors.A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort.The U.S. economic slowdown also has gathered momentum, depressing investor sentiment and consumer confidence. These factors undermined returns in most bond market sectors, including municipal bonds. Even the traditional safe haven of U.S. government securities has encountered heightened volatility.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the general financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among municipal securities and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2008, through October 31, 2008, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Class A, B, and C shares of Dreyfus Maryland Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of –7.35%, –7.68% and –7.71%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index, the fund’s benchmark, produced a total return of –4.70% for the same period.2 In addition, the fund is reported in the Lipper Maryland Municipal Debt Funds category,and the average total return for all funds reported in this Lipper category was –8.02% for the same period.3

A financial crisis and economic slowdown produced heightened volatility during the reporting period among many asset classes, including municipal bonds. The fund’s returns were lower than its benchmark, which does not reflect fees and expenses like a mutual fund, primarily due to weakness among some longer-term holdings.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Maryland state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Maryland state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions,the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds: Caught in the Credit Crisis

A credit crisis sent shockwaves throughout the financial markets before the reporting period began, as highly leveraged institutional investors were forced by sub-prime mortgage related losses to sell their more liquid holdings, including municipal bonds.These developments were exacerbated by declining housing prices, rising unemployment and plummeting consumer confidence, which weighed heavily on the U.S. economy.

By the time the reporting period began, aggressive reductions of short-term interest rates by the Federal Reserve Board (the “Fed”) and the Fed’s participation in the rescue of a major investment bank seemed to bolster investor sentiment. However, the resulting period of relative calm was short-lived, as renewed uncertainty regarding the magnitude of sub-prime losses wreaked havoc on the global banking system in September 2008.The U.S. government responded by enacting a $700 billion rescue package. At the same time, the Federal Reserve Board and central banks around the world implemented a coordinated rate cut in an attempt to stem global market turmoil, and financial markets appeared to stabilize by the reporting period’s end.

Municipal bonds also were hurt when monoline insurers incurred massive sub-prime losses, causing investors to question the value of municipal bond insurance. Finally, while the slumping economy has put pressure on state and local budgets, Maryland’s proximity to Washington D.C. and diversified industrial base has enabled it to fare better than most other states during the downturn.

4

Longer-than-Average Duration Hampered Fund Returns

While the fund benefited from our emphasis on municipal bonds with sound credit and liquidity profiles, even a small allocation to lower-rated bonds undermined relative performance. In addition, the fund’s relatively long average duration detracted from relative performance, and some of the fund’s longer-term, income-oriented bonds suffered during the downturn when investors believed they were unlikely to be redeemed early by their issuers. Conversely, the fund participated in the relative strength of income-oriented bonds with maturities in the 20-year range.

Whenever possible, we attempted to upgrade the fund’s income stream by replacing existing holdings with bonds offering higher book yields. However, opportunities to do so during the reporting period were limited by the low volume of newly issued Maryland bonds.

Staying Cautious in a Volatile Market

As of the reporting period’s end, the economic downturn and financial crisis have persisted.Therefore, we intend to maintain our focus on municipal bonds with strong credit and liquidity profiles. Moreover, we have recently identified opportunities to purchase fundamentally sound bonds at historically attractive prices, which we believe will help the fund fare well in an eventual recovery.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Maryland residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2008
	Class A	Class B	Class C

Expenses paid per $1,000†	$ 4.52	$ 7.17	$ 8.34
Ending value (after expenses)	$926.50	$923.20	$922.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2008
	Class A	Class B	Class C

Expenses paid per $1,000†	$ 4.74	$ 7.53	$ 8.74
Ending value (after expenses)	$1,020.52	$1,017.74	$1,016.53

† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.48% for Class B and 1.72% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.2%	Rate (%)	Date	Amount ($)	Value ($)

Maryland—90.1%
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,226,835
Anne Arundel County,
Special Obligation Revenue
(Arundel Mills Project)	5.13	7/1/21	1,000,000	1,010,950
Anne Arundel County,
Special Obligation Revenue
(National Business Park Project)	5.13	7/1/21	1,000,000	1,010,950
Baltimore,
Port Facilities Revenue
(Consolidated Coal Sales
Company Project)	6.50	12/1/10	4,090,000	4,209,796
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; FGIC)	5.00	7/1/22	630,000	599,382
Frederick County,
Educational Facilities Revenue
(Mount Saint Mary’s University)	4.50	9/1/25	3,000,000	1,949,490
Gaithersburg,
Hospital Facilities
Improvement Revenue (Shady
Grove Adventist Hospital)
(Insured; FSA)	6.50	9/1/12	7,300,000	7,894,439
Harford County,
MFHR (GMNA
Collateralized-Affinity Old
Post Apartments Projects)	5.00	11/20/25	1,460,000	1,203,449
Howard County,
COP	8.15	2/15/20	605,000	772,228
Howard County,
GO (Metropolitan
District Project)	5.25	8/15/19	1,545,000	1,582,559
Hyattsville,
Special Obligation Revenue
(University Town Center Project)	5.75	7/1/34	3,000,000	2,212,170
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/16	5,000,000	5,233,450

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Community Development
Administration, Department of
Housing and Community
Development (Single
Family Program)	4.95	4/1/15	4,185,000	4,202,117
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,140,000	1,098,880
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue
(Collateralized; GNMA)	5.05	7/1/47	2,550,000	1,794,715
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential Revenue	5.38	9/1/22	2,080,000	1,856,005
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential Revenue	4.80	9/1/32	3,000,000	2,169,480
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential Revenue	4.85	9/1/37	2,970,000	2,111,046
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential Revenue	4.95	9/1/38	1,245,000	898,267
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential Revenue	4.85	9/1/47	4,175,000	2,863,048
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/16	3,120,000	3,029,021

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/18	2,535,000	2,388,325
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; FSA)	5.38	6/1/19	9,530,000	8,732,530
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/16	2,940,000	3,070,389
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Frostburg
State University Project)	6.00	10/1/24	5,000,000	4,046,650
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Morgan State
University Project)	6.00	7/1/22	2,950,000	2,341,916
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Towson
University Project)	5.00	7/1/39	1,000,000	609,350
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	6.00	6/1/13	1,260,000 [a]	1,407,836
Maryland Economic Development
Corporation, Student Housing
Revenue (University of Maryland,
College Park Projects)	5.75	6/1/33	1,000,000	793,550
Maryland Economic Development
Corporation, Student
Housing Revenue (University
Village at Sheppard Pratt)
(Insured; ACA)	5.88	7/1/21	1,750,000	1,380,400

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,217,405
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Carroll County General
Hospital Issue)	6.00	7/1/18	500,000	486,745
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/19	665,000	640,122
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/20	750,000	712,822
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital Issue)	6.00	7/1/21	550,000	516,967
Maryland Health and Higher
Educational Facilities
Authority, Revenue (LifeBridge
Health Issue) (Insured;
Assured Guaranty)	5.00	7/1/28	1,900,000	1,812,904
Maryland Health and Higher
Educational Facilities
Authority, Revenue (MedStar
Health Issue)	5.38	8/15/24	2,000,000	1,705,780
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	3,350,000	2,645,730
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Union
Hospital of Cecil County Issue)	6.70	7/1/09	455,000	462,703

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Maryland (continued)
Maryland Health and Higher
Educational Facilities Authority,
Revenue (University of Maryland
Medical System Issue)	6.00	7/1/12	2,000,000	[a]	2,185,300
Maryland Health and Higher
Educational Facilities Authority,
Revenue (University of
Maryland Medical System Issue)	6.00	7/1/12	3,000,000	[a]	3,277,950
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; AMBAC)	5.00	7/1/24	1,000,000		857,380
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; FGIC)	7.00	7/1/22	4,560,000		4,643,813
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000		2,551,455
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000		401,345
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000		2,253,883
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		1,892,575
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	630,000		536,306

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Maryland (continued)
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000		1,126,864
Montgomery County,
Consolidated Public
Improvement GO	5.25	10/1/15	2,000,000		2,110,260
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.38	7/1/20	500,000		427,325
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	2,975,000		2,384,582
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	41,025,000	[b]	13,771,682
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	[b]	491,834
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	1,940,000		1,479,638
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/13	1,400,000		1,384,656
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/14	1,220,000		1,189,866
Northeast Waste Disposal Authority,
Solid Waste Revenue (Montgomery
County Solid Waste Disposal
System) (Insured; AMBAC)	5.50	4/1/15	7,000,000		6,866,440
Northeast Waste Disposal Authority,
Solid Waste Revenue (Montgomery
County Solid Waste Disposal
System) (Insured; AMBAC)	5.50	4/1/16	8,000,000		7,762,880

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000	2,684,640
Washington Suburban Sanitary
District, General Construction
Revenue	5.00	6/1/15	5,000,000	5,190,150
Westminster,
Educational Facilities Revenue
(McDaniel College, Inc. Project)	5.00	11/1/22	1,200,000	1,049,196
U.S. Related—8.1%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	807,290
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000	895,150
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty)	5.00	7/1/28	2,000,000	1,809,240
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	2,000,000	1,760,460
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/28	1,830,000	1,554,567
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000	936,990
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.13	7/1/30	1,970,000	1,777,807
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/27	3,000,000	2,940,360
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,077,900
Total Long-Term
Municipal Investments
(cost $182,520,091)				164,980,185

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.6%	Rate (%)	Date	Amount ($)	Value ($)

Maryland;
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (LOC; Wachovia Bank)
(cost $1,000,000)	1.25	11/1/08	1,000,000 [c]	1,000,000

Total Investments (cost $183,520,091)			98.8%	165,980,185
Cash and Receivables (Net)			1.2%	2,089,259
Net Assets			100.0%	168,069,444

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at October 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

14

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	40.8
AA		Aa		AA	29.1
A		A		A	8.2
BBB		Baa		BBB	9.9
BB		Ba		BB	4.3
F1		MIG1/P1		SP1/A1	.6
Not Rated [d]		Not Rated [d]		Not Rated [d]	7.1
					100.0

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		183,520,091	165,980,185
Interest receivable			2,537,760
Receivable for shares of Beneficial Interest subscribed			100,758
Prepaid expenses			13,138
			168,631,841

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			141,342
Cash overdraft due to Custodian			152,787
Payable for shares of Beneficial Interest redeemed			238,990
Accrued expenses			29,278
			562,397

Net Assets ($)			168,069,444

Composition of Net Assets ($):
Paid-in capital			195,042,372
Accumulated undistributed investment income—net			6,437
Accumulated net realized gain (loss) on investments			(9,439,459)
Accumulated net unrealized appreciation
(depreciation) on investments			(17,539,906)

Net Assets ($)			168,069,444

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	158,095,011	6,588,274	3,386,159
Shares Outstanding	14,747,409	614,418	315,684

Net Asset Value Per Share ($)	10.72	10.72	10.73

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	4,961,572
Expenses:
Management fee—Note 3(a)	514,887
Shareholder servicing costs—Note 3(c)	290,677
Distribution fees—Note 3(b)	34,495
Professional fees	21,124
Custodian fees—Note 3(c)	13,569
Registration fees	11,011
Prospectus and shareholders’ reports	5,335
Trustees’ fees and expenses—Note 3(d)	5,303
Loan commitment fees—Note 2	841
Miscellaneous	16,804
Total Expenses	914,046
Less—reduction in fees due
to earnings credits—Note 1(b)	(3,442)
Net Expenses	910,604
Investment Income—Net	4,050,968

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(625,584)
Net unrealized appreciation (depreciation) on investments	(17,051,417)
Net Realized and Unrealized Gain (Loss) on Investments	(17,677,001)
Net (Decrease) in Net Assets Resulting from Operations	(13,626,033)

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Operations ($):
Investment income—net	4,050,968	8,070,335
Net realized gain (loss) on investments	(625,584)	766,319
Net unrealized appreciation
(depreciation) on investments	(17,051,417)	(7,557,640)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(13,626,033)	1,279,014

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,820,133)	(7,424,069)
Class B Shares	(160,775)	(521,973)
Class C Shares	(63,623)	(121,884)
Total Dividends	(4,044,531)	(8,067,926)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	7,275,323	14,153,115
Class B Shares	5,431	38,000
Class C Shares	375,823	302,328
Dividends reinvested:
Class A Shares	2,876,199	5,644,842
Class B Shares	118,236	362,873
Class C Shares	39,941	79,807
Cost of shares redeemed:
Class A Shares	(13,712,707)	(21,705,071)
Class B Shares	(3,083,967)	(11,147,718)
Class C Shares	(400,887)	(568,241)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(6,506,608)	(12,840,065)
Total Increase (Decrease) in Net Assets	(24,177,172)	(19,628,977)

Net Assets ($):
Beginning of Period	192,246,616	211,875,593
End of Period	168,069,444	192,246,616
Undistributed investment income—net	6,437	—

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Capital Share Transactions:
Class Aa
Shares sold	625,140	1,174,213
Shares issued for dividends reinvested	250,354	471,575
Shares redeemed	(1,193,058)	(1,805,432)
Net Increase (Decrease) in Shares Outstanding	(317,564)	(159,644)

Class Ba
Shares sold	468	3,157
Shares issued for dividends reinvested	10,273	30,257
Shares redeemed	(263,633)	(924,392)
Net Increase (Decrease) in Shares Outstanding	(252,892)	(890,978)

Class C
Shares sold	32,893	25,261
Shares issued for dividends reinvested	3,475	6,659
Shares redeemed	(34,275)	(46,988)
Net Increase (Decrease) in Shares Outstanding	2,093	(15,068)

a	During the period ended October 31, 2008, 149,420 Class B shares representing $1,751,385 were automatically converted to 149,480 Class A shares and during the period ended April 30, 2008, 477,003 Class B shares representing $5,758,430 were automatically converted to 477,121 Class A shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class A shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	11.83	12.24	12.12	12.36	12.12	12.37
Investment Operations:
Investment income—net[a]	.26	.49	.48	.48	.48	.51
Net realized and unrealized
gain (loss) on investments	(1.11)	(.41)	.12	(.24)	.24	(.25)
Total from
Investment Operations	(.85)	.08	.60	.24	.72	.26
Distributions:
Dividends from
investment income—net	(.26)	(.49)	(.48)	(.48)	(.48)	(.51)
Dividends from net realized
gain on investments	—	—	—	(.00)[b]	—	—
Total Distributions	(.26)	(.49)	(.48)	(.48)	(.48)	(.51)
Net asset value, end of period	10.72	11.83	12.24	12.12	12.36	12.12

Total Return (%)[c]	(7.35)[d]	.67	5.04	1.96	6.03	2.12

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[e]	.93	.91	.91	.93	.92
Ratio of net expenses
to average net assets	.93[e]	.92	.91[f]	.91[f]	.93[f]	.92
Ratio of net investment income
to average net assets	4.37[e]	4.07	3.94	3.87	3.90	4.15
Portfolio Turnover Rate	11.52[d]	17.25	5.67	14.38	4.33	20.40

Net Assets, end of period
($ x 1,000)	158,095	178,268	186,327	192,953	202,323	213,004

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class B shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	11.84	12.24	12.12	12.36	12.12	12.37
Investment Operations:
Investment income—net[a]	.22	.41	.42	.41	.42	.45
Net realized and unrealized
gain (loss) on investments	(1.12)	(.38)	.12	(.24)	.24	(.25)
Total from
Investment Operations	(.90)	.03	.54	.17	.66	.20
Distributions:
Dividends from
investment income—net	(.22)	(.43)	(.42)	(.41)	(.42)	(.45)
Dividends from net realized
gain on investments	—	—	—	(.00)[b]	—	—
Total Distributions	(.22)	(.43)	(.42)	(.41)	(.42)	(.45)
Net asset value, end of period	10.72	11.84	12.24	12.12	12.36	12.12

Total Return (%)[c]	(7.68)[d]	.22	4.51	1.43	5.49	1.61

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.48[e]	1.46	1.41	1.42	1.43	1.42
Ratio of net expenses
to average net assets	1.48[e,f]	1.45	1.41[f]	1.42[f]	1.43[f]	1.42
Ratio of net investment income
to average net assets	3.81[e]	3.53	3.43	3.35	3.40	3.65
Portfolio Turnover Rate	11.52[d]	17.25	5.67	14.38	4.33	20.40

Net Assets, end of period
($ x 1,000)	6,588	10,266	21,524	29,140	37,811	50,140

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

22

Six Months Ended
October 31, 2008			Year Ended April 30,

Class C shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	11.84	12.25	12.12	12.37	12.12	12.38
Investment Operations:
Investment income—net[a]	.21	.39	.39	.38	.39	.41
Net realized and unrealized
gain (loss) on investments	(1.11)	(.41)	.13	(.25)	.25	(.26)
Total from
Investment Operations	(.90)	(.02)	.52	.13	.64	.15
Distributions:
Dividends from
investment income—net	(.21)	(.39)	(.39)	(.38)	(.39)	(.41)
Dividends from net realized
gain on investments	—	—	—	(.00)[b]	—	—
Total Distributions	(.21)	(.39)	(.39)	(.38)	(.39)	(.41)
Net asset value, end of period	10.73	11.84	12.25	12.12	12.37	12.12

Total Return (%)[c]	(7.71)[d]	(.12)	4.33	1.09	5.31	1.26

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72[e]	1.72	1.67	1.69	1.69	1.68
Ratio of net expenses
to average net assets	1.72[e,f]	1.71	1.67[f]	1.69[f]	1.69[f]	1.68
Ratio of net investment income
to average net assets	3.58[e]	3.28	3.18	3.10	3.14	3.37
Portfolio Turnover Rate	11.52[d]	17.25	5.67	14.38	4.33	20.40

Net Assets, end of period
($ x 1,000)	3,386	3,713	4,025	4,702	5,650	6,185

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers nine series including the Dreyfus Maryland Fund (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Trustees held on July 22, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the Trust from “Dreyfus Premier State Municipal Bond Fund” to “Dreyfus State Municipal Bond Funds,” and the name of the fund from “Maryland Series” to “Dreyfus Maryland Fund.”

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a

24

CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessar ily an indication of the risk associated with investing in those securities

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	165,980,185	0
Level 3—Significant
Unobservable Inputs	0	0
Total	165,980,185	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

26

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $8,816,284 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2008. If not applied, $60,748 of the carryover expires in fiscal 2011, $1,838,009 expires in fiscal 2012 and $6,917,527 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was as follows: tax exempt income $8,067,926. The tax character of current year distributions will be determined at the end of the current fiscal year.

28

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2008, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2008, the Distributor retained $5,253 from commissions earned on sales of the fund’s Class A shares and $3,418 and $185 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2008, Class B and Class C shares were charged $21,128 and $13,367, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of their average daily net assets for the provision of certain services.The services

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, Class A, Class B and Class C shares were charged $219,020, $10,564 and $4,455, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2008, the fund was charged $31,246 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2008, the fund was charged $2,418 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2008, the fund was charged $13,569 pursuant to the custody agreement.

During the period ended October 31, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $79,641, Rule 12b-1 distribution plan fees $5,011, shareholder services plan fees $36,201, custodian fees $8,200, chief compliance officer fees $1,973 and transfer agency per account fees $10,316.

30

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2008, amounted to $20,760,638 and $27,039,761, respectively.

At October 31, 2008, accumulated net unrealized depreciation on investments was $17,539,906, consisting of $1,900,472 gross unrealized appreciation and $19,440,378 gross unrealized depreciation.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 22, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data,

32

comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance was above the Performance Group median for six of the past ten one-year periods ended May 31 (1999-2008), including the one-year periods ended May 31, 2008 and May 31, 2007, and above the Performance Universe median for each reported time period. The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2008, and noted that the fund’s median performance was above the Performance Group median for the one-year period ended May 31, 2008, and below for the two-, three-, four-, five- and ten-year periods and above the Performance Universe median for each reported time period except the ten-year period. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, noting that the fund outperformed its Lipper category average the past six calendar years and in 1998.The Board members discussed with representatives of the Manager the reasons for the fund’s under-performance compared to the Performance Group medians for the applicable periods, and the Manager’s efforts to improve performance. The Board members also received a presentation from one of the fund’s portfolio managers during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were above the Expense Group and Expense Universe medians.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager informed the Board members that there were no mutual funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund

34

was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall perfor- mance, and noted the Manager’s efforts to improve performance as discussed at the meeting.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 35

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 18, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)